Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Perfect World Co., Ltd.
Entity Central Index Key	0001403849
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A
Entity Common Stock, Shares Outstanding	29,671,195
Class B
Entity Common Stock, Shares Outstanding	212,376,660

Consolidated Balance Sheets	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 128,349,890	799,632,647	2,150,213,495
Restricted cash	143,089,546	891,462,180	535,500,431
Short-term investments	242,192,723	1,508,884,886	139,517,875
Accounts receivable, net	17,702,192	110,286,428	142,543,972
Due from related parties	1,210,671	7,542,600	40,000
Prepayments and other assets	25,053,194	156,083,903	94,628,466
Deferred tax assets	6,674,989	41,585,847	27,130,068
Total current assets	564,273,205	3,515,478,491	3,089,574,307
Non current assets
Equity investments	36,569,567	227,832,057	33,384,729
Time deposits	8,260,765	51,465,395	293,892,575
Restricted time deposits	1,254,306	7,814,450	125,717,425
Property, equipment and software, net	193,654,262	1,206,485,419	1,259,850,498
Construction in progress	3,262,617	20,326,428	4,793,214
Intangible assets, net	36,759,210	229,013,555	273,193,489
Goodwill	65,621,646	408,829,417	466,328,513
Due from related parties			7,561,080
Prepayments and other assets	14,017,853	87,332,624	62,457,484
Deferred tax assets	6,810,131	42,427,797	35,235,313
Total assets	930,483,562	5,797,005,633	5,651,988,627
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB514,723,988 and RMB469,782,646 (US$75,405,314) as of December 31, 2011 and 2012, respectively. Note 2(1))
Accounts payable	11,347,618	70,696,803	89,123,596
Short-term bank loans	120,058,185	747,974,500	560,780,100
Advances from customers	21,500,379	133,949,512	95,921,079
Salary and welfare payable	37,260,708	232,137,936	204,976,567
Taxes payable	8,009,282	49,898,625	43,236,335
Accrued expenses and other liabilities	9,312,329	58,016,741	68,663,124
Due to related parties	24,077	150,000	155,000
Deferred revenues	58,699,707	365,705,044	461,921,174
Deferred tax liabilities	9,826,374	61,219,290	106,933,061
Deferred government grants	73,560	458,287	579,526
Total current liabilities	276,112,219	1,720,206,738	1,632,289,562
Non current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB10,828,587 and RMB29,211,730 (US$4,688,806) as of December 31, 2011 and 2012, respectively. Note 2(1))
Deferred revenues	9,069,451	56,503,584	17,481,338
Deferred tax liabilities	1,103,652	6,875,864	8,005,954
Other long-term liabilities	259,938	1,619,438	8,803,103
Total liabilities	286,545,260	1,785,205,624	1,666,579,957
Commitments and contingencies
Shareholders' Equity
Ordinary shares (US$0.0001 par value, 10,000,000,000 shares authorized, 29,671,195 Class A ordinary shares issued and outstanding, 201,238,020 Class B ordinary shares issued and outstanding as of December 31, 2011; 29,671,195 Class A ordinary shares issued and outstanding, 212,376,660 Class B ordinary shares issued and outstanding as of December 31, 2012 )	31,133	193,960	186,948
Additional paid-in capital	52,937,274	329,804,508	212,421,037
Statutory reserves	43,809,686	272,938,726	268,014,793
Accumulated other comprehensive loss	(12,928,073)	(80,543,186)	(60,430,695)
Retained earnings	556,361,816	3,466,189,747	3,538,087,071
Total Perfect World Shareholders' Equity	640,211,836	3,988,583,755	3,958,279,154
Non-controlling interests	3,726,466	23,216,254	27,129,516
Total Shareholders' Equity	643,938,302	4,011,800,009	3,985,408,670
Total Liabilities and Shareholders' Equity	$ 930,483,562	5,797,005,633	5,651,988,627

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B
Current liabilities of VIEs without recourse to the primary beneficiaries	$ 75,405,314	469,782,646		514,723,988
Non-current Liabilities VIEs without recourse to the primary beneficiaries	$ 4,688,806	29,211,730		10,828,587
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued					29,671,195	29,671,195	212,376,660	201,238,020
Ordinary shares, shares outstanding					29,671,195	29,671,195	212,376,660	201,238,020

Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Research and development expenses USD ($)	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administrative expenses USD ($)	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY
Revenues
Online game operation revenues	$ 401,184,378	2,499,418,794	2,708,506,602	2,156,258,192
Licensing revenues	27,537,852	171,563,574	246,823,270	214,980,802
Other revenues	15,987,494	99,603,687	28,106,785	12,401,545
Total Revenues	444,709,724	2,770,586,055	2,983,436,657	2,383,640,539
Cost of revenues	(86,665,673)	(539,935,810)	(479,929,333)	(379,416,458)
Gross profit	358,044,051	2,230,650,245	2,503,507,324	2,004,224,081
Operating expenses
Research and development expenses	(127,938,132)	(797,067,359)	(664,354,758)	(419,076,642)
Sales and marketing expenses	(89,881,977)	(559,973,706)	(513,914,847)	(477,785,759)
General and administrative expenses	(51,533,642)	(321,059,742)	(301,951,176)	(228,967,096)
Goodwill impairment	(6,544,028)	(40,769,946)
Total operating expenses	(275,897,779)	(1,718,870,753)	(1,480,220,781)	(1,125,829,497)
Operating profit	82,146,272	511,779,492	1,023,286,543	878,394,584
Other income / (expenses)
Share of loss from equity investments	(856,245)	(5,334,495)	(1,574,506)	(8,092,328)
Interest income	15,179,900	94,572,292	72,527,888	28,650,469
Interest expense	(3,509,852)	(21,866,732)	(6,606,336)
Others, net	13,517,050	84,212,576	54,171,038	15,181,510
Total other income	24,330,853	151,583,641	118,518,084	35,739,651
Income before tax	106,477,125	663,363,133	1,141,804,627	914,134,235
Income tax expense	(18,638,443)	(116,119,365)	(161,704,455)	(88,996,332)
Income from continuing operations, net of tax	87,838,682	547,243,768	980,100,172	825,137,903
Income / (loss) from discontinued operations, net of tax			(37,492)	1,424,764
Net income	87,838,682	547,243,768	980,062,680	826,562,667
Net loss / (income) attributable to the non-controlling interests	(1,058,343)	(6,593,580)	3,923,735	14,138,106
Net income attributable to the Company's shareholders	86,780,339	540,650,188	983,986,415	840,700,773
Net Income	87,838,682	547,243,768	980,062,680	826,562,667
Other comprehensive (loss) / income: Foreign currency translation adjustment	(3,228,277)	(20,112,491)	5,525,927	(503,180)
Comprehensive income	84,610,405	527,131,277	985,588,607	826,059,487
Comprehensive loss / (income) attributable to non-controlling interests	(1,058,343)	(6,593,580)	3,923,735	14,138,106
Comprehensive income attributable to the Company's shareholders	83,552,062	520,537,697	989,512,342	840,197,593
Net earnings per share, basic
Continuing operations (in dollars per share)	$ 0.36	2.26	4.04	3.31
Discontinued operations (in dollars per share)			0	0.05
Total earnings per share, basic (in dollars per share)	$ 0.36	2.26	4.04	3.36
Net earnings per share, diluted
Continuing operations (in dollars per share)	$ 0.36	2.23	3.85	3.12
Discontinued operations (in dollars per share)			0	0.05
Total earnings per share, diluted (in dollars per share)	$ 0.36	2.23	3.85	3.17
Net earnings per ADS, basic
Continuing operations (in dollars per share)	$ 1.81	11.31	20.17	16.54
Discontinued operations (in dollars per share)			0.01	0.26
Total earnings per ADS, basic (in dollars per share)	$ 1.81	11.31	20.18	16.8
Net earnings per ADS, diluted
Continuing operations (in dollars per share)	$ 1.79	11.15	19.26	15.63
Discontinued operations (in dollars per share)			0.01	0.24
Total earnings per ADS, diluted (in dollars per share)	$ 1.79	11.15	19.27	15.87
Shares used in calculating basic net earnings per share (in shares)	239,119,233	239,119,233	243,765,093	250,232,543
Shares used in calculating diluted net earnings per share (in shares)	242,495,660	242,495,660	255,380,327	264,818,376
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	86,780,339	540,650,188	983,672,251	827,869,318
Income from discontinued operations, net of tax			314,164	12,831,455
Net income	86,780,339	540,650,188	983,986,415	840,700,773
Total share-based compensation cost included in:
Share-based compensation cost		(71,144,592)	(104,736,527)	(96,785,403)	$ (733,593)	(4,570,357)	(6,362,169)	(6,938,253)	$ (5,588,784)	(34,818,684)	(47,533,344)	(37,480,733)	$ (1,623,066)	(10,111,863)	(15,228,350)	(13,079,432)	$ (3,474,051)	(21,643,688)	(35,612,664)	(39,286,985)

Consolidated Statements of Changes in Shareholders' Equity	Total USD ($)	Total CNY	Class A and Class B ordinary shares CNY	Treasury stock CNY	Additional paid-in capital CNY	Statutory reserve CNY	Accumulated other comprehensive (loss)/income CNY	Retained earnings CNY	Non-controlling interest CNY
Balance at Dec. 31, 2009		2,315,549,837	198,506		381,099,428	181,563,507	(65,453,442)	1,799,851,169	18,290,669
Balance (in shares) at Dec. 31, 2009			249,128,385
Increase (Decrease) in Stockholders' Equity
Net profit		826,562,667						840,700,773	(14,138,106)
Foreign currency translation gain (loss)		(503,180)					(503,180)
Share-based compensation cost		98,723,134			98,723,134
Appropriation to statutory reserves						57,700,883		(57,700,883)
Ordinary shares issued upon exercise of employee stock options		11,265,445	1,285		11,264,160
Ordinary shares issued upon exercise of employee stock options (in shares)			1,882,695
Excess tax benefits from share-based awards		769,168			769,168
Acquisition of businesses (Note 10)		123,945,972							123,945,972
Change in the Company's economic interests in an affiliate (Note 10)		(16,885,051)			1,233,434				(18,118,485)
Capital contribution from non-controlling interest and VIE shareholders		160,000							160,000
Balance at Dec. 31, 2010		3,359,587,992	199,791		493,089,324	239,264,390	(65,956,622)	2,582,851,059	110,140,050
Balance (in shares) at Dec. 31, 2010			251,011,080
Increase (Decrease) in Stockholders' Equity
Net profit		980,062,680						983,986,415	(3,923,735)
Foreign currency translation gain (loss)		5,525,927					5,525,927
Share-based compensation cost		105,298,256			105,298,256
Appropriation to statutory reserves						31,541,131		(31,541,131)
Ordinary shares issued upon exercise of employee stock options		8,990,520	1,104		8,989,416
Ordinary shares issued upon exercise of employee stock options (in shares)			1,730,880
Repurchase of shares		(444,283,323)		(444,283,323)
Repurchase of shares (in shares)				(21,832,745)
Cancellation of repurchased shares			(13,947)	444,283,323	(444,269,376)
Cancellation of repurchased shares (in shares)			(21,832,745)	21,832,745
Change in the Company's economic interests in an affiliate (Note 10)		8,090,000							8,090,000
Disposal of film and television business (Note 11)		(44,047,547)			48,813,417	(2,790,728)		2,790,728	(92,860,964)
Capital contribution from non-controlling interest and VIE shareholders		6,184,165			500,000				5,684,165
Balance at Dec. 31, 2011		3,985,408,670	186,948		212,421,037	268,014,793	(60,430,695)	3,538,087,071	27,129,516
Balance (in shares) at Dec. 31, 2011			230,909,215
Increase (Decrease) in Stockholders' Equity
Net profit	87,838,682	547,243,768						540,650,188	6,593,580
Foreign currency translation gain (loss)	(3,228,277)	(20,112,491)					(20,112,491)
Share-based compensation cost		71,144,592			71,144,592
Appropriation to statutory reserves						4,923,933		(4,923,933)
Ordinary shares issued upon exercise of employee stock options		45,856,553	7,012		45,849,541
Ordinary shares issued upon exercise of employee stock options (in shares)			11,138,640
Dividends to shareholders (Note 23)		(607,623,579)						(607,623,579)
Change in the Company's economic interests in an affiliate (Note 10)		(10,120,504)			389,338				(10,509,842)
Capital contribution from non-controlling interest and VIE shareholders		3,000							3,000
Balance at Dec. 31, 2012	$ 643,938,302	4,011,800,009	193,960		329,804,508	272,938,726	(80,543,186)	3,466,189,747	23,216,254
Balance (in shares) at Dec. 31, 2012			242,047,855

Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 87,838,682	547,243,768	980,062,680	826,562,667
Adjustments for:
Share-based compensation cost	11,419,494	71,144,592	104,736,527	96,785,403
Depreciation and amortization expense	29,392,169	183,116,153	170,029,747	95,995,702
Exchange loss / (gain)	(535,200)	(3,334,352)	7,994,077	5,802,680
Share of loss from equity investments	856,245	5,334,495	1,574,506	8,092,328
Goodwill impairment	6,544,028	40,769,946
Impairment of intangible assets and other long-lived assets	3,365,854	20,969,607
Loss from disposal of property, equipment and software	275,643	1,717,286	2,037,189	1,111,034
Deferred income tax	(1,772,435)	(11,042,445)	57,648,595	(3,378,084)
Provision for doubtful accounts				9,817,494
Provision for film and television cost				4,812,737
Excess tax benefits from share-based payment arrangements				769,168
Changes in assets and liabilities:
Accounts receivable	5,195,974	32,371,438	(832,797)	(13,430,678)
Current prepayments and other assets	(8,258,592)	(51,451,855)	(115,445,371)	(11,941,564)
Film and television cost			(28,837,856)	41,566,160
Due from/to related parties	5,618	35,000	(2,549,500)	(2,787,016)
Non-current prepayments and other assets	(6,538,840)	(40,737,629)	(33,337,565)	(11,132,139)
Accounts payable	(945,840)	(5,892,676)	(15,980,321)	(4,018,752)
Advances from customers	6,104,530	38,031,835	3,270,821	24,289,311
Salary and welfare payable	4,363,919	27,187,649	40,896,232	49,706,027
Taxes payable	(7,743,577)	(48,243,256)	4,687,895	(10,724,511)
Accrued expenses and other liabilities	(1,729,506)	(10,774,994)	(26,398,249)	5,187,415
Deferred revenues	(9,142,022)	(56,955,712)	2,207,949	25,863,964
Net cash provided by operating activities	118,696,144	739,488,850	1,151,764,559	1,138,949,346
Cash flows from investing activities:
Purchase of property, equipment and software	(13,429,081)	(83,664,515)	(72,898,685)	(118,261,994)
Cash paid for construction in progress	(4,034,695)	(25,136,551)	(88,532,375)	(126,364,817)
Purchase of intangible assets	(1,059,815)	(6,602,754)	(16,394,162)	(34,474,450)
Payment for capitalized product development costs	(907,064)	(5,651,100)	(11,049,635)	(25,342,261)
Decrease / (increase) of restricted cash and restricted time deposit	(58,390,106)	(363,776,200)	(530,650,817)	(120,000,000)
Cash paid for equity investments	(32,102,213)	(200,000,000)	(10,803,330)
Cash paid for equity investment in a related party				(27,000,000)
Cash received from disposal of equity investment			9,934,500
Cash paid for business acquisitions, net of cash acquired			(308,912,346)	(232,038,527)
Cash paid for purchase of additional ownership interests in subsidiaries	(1,624,453)	(10,120,504)
Cash received from disposal of business to a related party, net of cash disposed			283,901,605
Purchase of short-term investments	(230,691,141)	(1,437,228,875)	(788,762,275)	(1,226,000,000)
Maturities of short-term investments	75,443,071	470,017,875	1,039,244,400	866,000,000
Purchase of time deposits	(8,025,553)	(50,000,000)		(280,000,000)
Increase in loan receivable			(7,625,880)
Net cash used in investing activities	(274,821,050)	(1,712,162,624)	(502,549,000)	(1,323,482,049)
Cash flows from financing activities:
Exercises of share options	7,252,283	45,182,450	7,810,709	9,475,772
Repurchase of shares			(444,283,323)
Capital contribution from non-controlling interest and VIE shareholders	482	3,000	6,176,000	160,000
Short-term bank loans	95,785,445	596,752,900	560,780,100
Repayment of bank loans	(65,738,672)	(409,558,500)
Dividends to shareholders	(97,530,309)	(607,623,579)
Net cash provided by / (used in) financing activities	(60,230,771)	(375,243,729)	130,483,486	9,635,772
Effect of exchange rate changes on cash and cash equivalents	(427,496)	(2,663,345)	(17,106,728)	(4,647,047)
Net (decrease) / increase in cash	(216,783,173)	(1,350,580,848)	762,592,317	(179,543,978)
Cash and cash equivalents, beginning of the period	345,133,063	2,150,213,495	1,387,621,178	1,567,165,156
Cash and cash equivalents, end of the period	128,349,890	799,632,647	2,150,213,495	1,387,621,178
Supplemental schedule of non-cash investing activities:
Reclassification of time deposits to short-term investments	(44,943,099)	(280,000,000)
Release of restricted time deposits to short-term investments	(19,261,328)	(120,000,000)
Supplemental schedule of non-cash financing activities:
Contingent liability incurred from Xinbaoyuan and Baohong acquisition				(81,729,472)
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	(27,593,809)	(171,912,187)	(94,389,925)	(93,623,886)
Cash paid during the year for interest expense	$ (3,715,371)	(23,147,135)	(4,347,988)

Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        The accompanying consolidated financial statements include the financial statements of Perfect World Co., Ltd. (the "Company") and its subsidiaries and variable interest entities ("VIEs"). The Company was incorporated in the Cayman Islands on June 28, 2006. The Company has been listed on the NASDAQ in the United States of America since July 26, 2007. The Company, all the subsidiaries and the VIEs are collectively referred to as the "Group."

        Details of the subsidiaries and VIEs as of December 31, 2012 are described below:

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. ("PW Software")	100%	Beijing, China, August 2006
Perfect Online Holding Limited ("PW Hong Kong")	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. ("PW USA")	100%	Delaware, USA, April 2008
Perfect Game Holding Limited ("PW BVI")	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. ("PW Malaysia")	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. ("InterServ Caymans")	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. ("InterServ Shanghai")	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. ("PW Interactive")	100%	Cayman Islands, March 2009
Perfect Sky Online Co., Limited ("PW Sky")	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. ("PW Antilles")	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. ("PW Taiwan")	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. ("PW Universal")	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. ("Shanghai PW Software")	100%	Shanghai, China, December 2009
Perfect World Europe B.V. ("PW Europe")	100%	Netherlands, January 2010
C&C Media Co., Ltd. ("C&C Media")	100%	Japan, acquired in April 2010
CCO Co., Ltd. ("CCO")	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. ("PW Digital Software")	100%	Beijing, China, April 2010
Runic Games, Inc. ("Runic Games")	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. ("PW Game Software")	100%	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment")	100%	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy")	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management")	100%	British Virgin Islands, October 2011
NGL Co., Ltd. ("NGL")	100%	Korea, November 2011 *
Zongheng Limited ("Zongheng Cayman")	70%	Cayman Islands, acquired in January 2012
Zongheng Online LIMITED ("Zongheng Hong Kong")	70%	Hong Kong, China, acquired in January 2012
Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	70%	Beijing, China, acquired in January 2012
Perfect Play SDN. BHD. ("Perfect Play")	100%	Labuan, Malaysia, November 2012

VIEs	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. ("PW Network")	100%	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. ("PW Literature")	100%	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. ("Shanghai PW Network")	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. ("Chengdu PW Network")	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. ("PW Digital")	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")	100%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Picture Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. ("Trendsters Investment")	100%	Tianjin, China, November 2011
Beijing Neon Culture Communication Co., Ltd. ("Neon Culture")	90%	Beijing, China, August 2012
*
NGL was incorporated in November 2011 in Korea in accordance with joint venture agreement between the Group and Nexon, in which the Group held 51% equity interest. In October 2012, the Group further entered into a share transfer agreement with Nexon, to acquire the remaining 49% equity interest for a consideration of approximately RMB5,676,060. The Group holds 100% equity in NGL after this transaction. As the Group maintained controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest, amounting to RMB(522,914), was recorded in additional paid-in capital of the Group.

        The Group is principally engaged in research, development, operation and licensing of online games. The Group's principal operations and geographic markets are in the People's Republic of China (the "PRC"), United States of America, Europe, Japan and Southeast Asia Region.

Variable interest entities	12 Months Ended
Dec. 31, 2012
Variable interest entities
Variable interest entities

2. Variable interest entities

(1)   Risk in relation to the VIE structure

        The Company is a Cayman Islands company and, as such, it is classified as a foreign enterprise under Chinese laws, and the Company's wholly-owned PRC subsidiary, PW Software, is a foreign-invested enterprise. Various regulations in China currently restrict or prevent foreign-invested entities from holding certain licenses required to operate online games and online reading services, including Internet content provision, Internet culture operations and Internet publishing licenses, or engaging in the investment in certain technology, media and telecommunications sectors. In light of these restrictions, the Company relies on its VIEs to hold and maintain the licenses necessary to operate the online games, online reading services, or investment in certain technology, media and telecommunication companies in China. The Company through its wholly-owned PRC subsidiaries entered into a series of contractual arrangements with its VIEs and their respective equity owners to provide the Company with effective control over the VIEs. These include exclusive technology support and service agreements, development cooperation agreements, business operation agreements, call option agreements, equity pledge agreements and power of attorneys.

        There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group's VIE contractual arrangements. In the opinion of management, it is currently unclear what impact the PRC government actions would have on the Group and on its ability to consolidate the financial results of these VIEs in the Group's consolidated financial statements, if the PRC government authorities were to find the Group's legal structure and the contractual arrangements with its VIEs to be in violation of PRC laws and regulations. The relevant regulatory authorities would have broad discretion in dealing with such violation, including levying fines, confiscating income, revoking business or operating licenses, requiring the Company to restructure the relevant ownership structure or operations, and requiring the Company to discontinue all or any portion of the online game, online reading operations or investment in certain technology, media and telecommunications sectors. Any of these actions could cause significant disruption to the Company's business operations and may materially and adversely affect the Company's business, financial condition and results of operations.

        If the imposition of any of these government actions causes the Company no longer able to conclude that these entities are VIEs of the Company, of which the Company is the primary beneficiary, the Group would no longer be able to consolidate the financial results of these entities in the Group's consolidated financial statements. In the opinion of management, the likelihood for the Company to lose such ability is remote based on current facts and circumstances. The Company's operations depend on the VIEs to honor their contractual agreements with the Company. Almost all of these agreements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the contractual agreements constitutes valid and legally binding obligations of each party to such contractual agreements under PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

        The following consolidated financial statement balances and amounts of the Group's VIEs and their subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2011 and December 31, 2012, and for the years ended December 31, 2010, 2011 and 2012:

	December 31, 2011	December 31, 2012
	RMB	RMB
Current assets	1,319,777,876	1,881,651,904
Non-current assets	400,773,821	345,087,386

Total assets	1,720,551,697	2,226,739,290

Current liabilities	637,643,480	892,021,422
Non-current liabilities	10,828,587	29,211,730

Total liabilities	648,472,067	921,233,152

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	1,908,947,839	2,182,477,147	1,946,345,171
Net income	213,169,508	291,401,686	239,972,495

(2)   Summary of the VIE contractual arrangements

        The following is a summary of the contractual agreements between PW Software and PW Network and its equity owners entered into in September 2006, as amended and restated in April 2007.

        Exclusive Technology Support and Service Agreement.    Under the exclusive technology support and service agreement between PW Software and PW Network, PW Software has the exclusive right to provide to PW Network technical support and services related to PW Network's online game operations. PW Software owns the intellectual property rights developed by either PW Software or PW Network in the performance of this agreement. PW Network pays PW Software quarterly service fees, the amount of which is determined by PW Software and PW Network based on the complexity, time spent, contents and value of the technical services provided by PW Software as well as the market price of similar services. This agreement is effective until March 9, 2024 or the early termination by PW Software or by either party due to the other party's insolvency or similar circumstances.

        Development Cooperation Agreement.    Under the development cooperation agreement between PW Network and PW Software, which was further revised in April 2008, PW Network exclusively engages PW Software to develop software for PW Network's operations. PW Network and PW Software jointly own the intellectual property rights developed by PW Software and shares the proceeds from such rights on an agreed percentage. PW Network pays PW Software monthly service fees, the amount of which is determined by PW Software and PW Network based on the complexity, time spent, cost, contents and value of the development work done by PW Software as well as the market price of similar work. This agreement is effective until March 9, 2024 or the early termination by both parties thereto.

        Business Operation Agreement.    Under the business operation agreement among PW Software, PW Network and the shareholders of PW Network, PW Software provides guidance and advice on PW Network's daily operations and financial management systems. The shareholders of PW Network must elect the candidates recommended by PW Software as PW Network's directors, and procure the appointment of PW Network's senior executives as per PW Software's designation. Moreover, PW Network and its shareholders agree that without the prior consent of PW Software, PW Network will not engage in any transactions that could materially affect the assets, business, personnel, rights, liabilities or operations of PW Network, including incurrence or assumption of any indebtedness of more than RMB400,000, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party, amendment of its articles of association or business scope, or change of its normal operation procedures. The agreement also provides that if any of the agreements between PW Software and PW Network is terminated, PW Software is entitled to terminate all of the other agreements between itself and PW Network. This agreement is effective until March 9, 2024 or the early termination by PW Software.

        Call Option Agreement.    Under the call option agreement among the equity owners of PW Network, PW Network and PW Software, the equity owners of PW Network irrevocably granted PW Software or its designated person an exclusive option to purchase from PW Network's equity owners, to the extent permitted under PRC law, all or part of the equity interests in PW Network for the higher of (i) RMB10,000 or (ii) the minimum amount of consideration permitted by the applicable law. PW Software or its designated person has sole discretion to decide when to exercise the option. This agreement is effective until March 9, 2024 or the early termination by all parties thereto.

        Equity Pledge Agreement.    Under the equity pledge agreement among the equity owners of PW Network, PW Network and PW Software, the equity owners of PW Network pledged all of their equity interests in PW Network to PW Software to guarantee PW Network's performance of its obligations under the exclusive technology support and service agreement, the development cooperation agreement, the business operation agreement and the call option agreement. If PW Network or either of its equity owners breaches its respective contractual obligations, PW Software, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The equity owners of PW Network agreed not to take any actions that would prejudice PW Software's interest. This agreement is effective until March 9, 2024.

        Power of Attorney.    Each equity owner of PW Network has executed a power of attorney to appoint PW Software as its attorney-in-fact to exercise all of its rights as equity owner of PW Network, including voting rights and the rights to transfer any or all of its equity interest in PW Network. The appointment of PW Software as attorney-in-fact will remain effective until the termination of the above business operation agreement or the dissolution of PW Software.

        The contractual agreements between PW Software and PW Literature and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in June 2008 and will remain effective until June 24, 2028. In addition, each equity owner of PW Literature has respectively entered into a loan agreement with PW Software as of May 20, 2008, under which PW Software agreed to make an RMB500,000 interest-free loan to each equity owner of PW Literature respectively solely for the latter to fund the capitalization of PW Literature. The term of the loans are twenty years.

        The contractual agreements between PW Software and Perfect Moment and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in February 2011, as amended and restated in August 2011 and December 2011, respectively, and will remain effective until March 9, 2024.

        The contractual agreements between PW Software and Trendsters Investment and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in November 2011 and will remain effective until August 21, 2026. In addition, each equity owner of Trendsters Investment has respectively entered into a loan agreement with PW Software as of October 25, 2011, under which PW Software agreed to make an RMB500,000 interest-free loan to each equity owner of Trendsters Investment respectively solely for the latter to fund the capitalization of Trendsters Investment. The term of the loans are twenty years.

        The Company completed the registration of the pledge of PW Literature's equity interest in early 2011 and again in 2012 after the change of PW Literature's equity owners in July 2011 with local Administration for Industry and Commerce. The Company completed the registration of the pledge of the equity interests of Perfect Network, Perfect Moment and Trendsters Investment in 2012 with local Administration for Industry and Commerce.

(3)   Amount of fees paid by VIEs

        Various fees are billed to the relevant VIEs on a monthly or quarterly basis and are due within 10 business days after receipt of the invoices by the VIEs. The total amount of fees paid by the VIEs to the Group's PRC wholly-owned subsidiaries since the entering of the VIE contractual arrangements ranged approximately from 45% to 66% of the revenues generated by respective games operated by these VIEs. For the years ended December 31, 2010, 2011 and 2012, the total amount of fees paid by VIEs to the Group's PRC wholly-owned subsidiaries amounted to approximately RMB1,025,924,677, RMB1,229,855,500 and RMB1,058,328,538, respectively.

(4)   Renewals of the VIE contractual agreements

        The contractual arrangements between the VIEs and the relevant wholly-owned subsidiaries of the Company are silent regarding renewals of these contractual arrangements. However, as the VIEs are controlled by the Company through the power of attorney granted to the Company by each nominee shareholder of the VIEs, the contractual arrangements will be renewed at the request of the Company.

        Currently, there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

3. Summary of significant accounting policies

(1)   Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

        Amounts in the consolidated financial statements for the years ended December 31, 2010 and 2011 presented the film and television business as a discontinued operations as a result of the sale of film and television business in 2011. See Note 11, Discontinued Operations.

(2)   Principles of consolidation and recognition of non-controlling interest

        The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

        Net income or losses of the Company's majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business acquisitions are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities. Net income or losses attributable to the non-controlling shareholders are recorded in the Group's Consolidated Statements of Income and Comprehensive Income.

(3)   Use of estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

        Significant accounting estimates in the Group's consolidated financial statements mainly include the useful life of in-game items, churn rate of the inactive players, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of long-lived assets, intangible assets and goodwill, realization of deferred tax assets, and share-based compensation expenses.

(4)   Foreign currency translation

        The Group's reporting currency is Renminbi ("RMB"). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is United States dollars ("US dollars" or "US$"). The functional currency of the Group's other international subsidiaries is evaluated on a case-by-case basis and is often the local currency.

        Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of Others, net in the Consolidated Statements of Income and Comprehensive Income. Total exchange (loss) / gain, were RMB(5,802,680), RMB(7,994,077) and RMB3,334,352 for the years ended December 31, 2010, 2011 and 2012, respectively.

        The financial statements of the Group's overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting foreign currency translation adjustments are recorded as Accumulated other comprehensive income / (loss) in shareholders' equity. Total foreign currency translation adjustment (loss) / income were RMB(503,180), RMB5,525,927 and RMB(20,112,491) for the years ended December 31, 2010, 2011 and 2012, respectively.

(5)   Convenience translation

        Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flow from RMB into US$ as of and for the year ended December 31, 2012 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.2301, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

(6)   Cash and cash equivalents, restricted cash and restricted time deposit

        Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

        Restricted cash is reported separately in the Consolidated Balance Sheets. Cash and time deposit that are restricted as to withdrawal or use for current operations is classified as restricted cash. Cash and time deposit that are restricted as to withdrawal or use for other than current operations is classified as non-current. The Group's restricted cash and non-current restricted time deposit mainly represents (a) cash and time deposit held in a designated bank account for the sole purpose of business operation including guarantees for office rental and royalty fee of a licensed game; and (b) cash and time deposit that are pledged for short-term loans.

(7)   Short-term investments

        The Group invested in certain financial instruments with a variable interest rate indexed to the performance of underlying assets. These financial instruments had maturity dates within one year and are classified as short-term investments. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year. These investments were recorded at fair value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Realized gains are reflected as a component of interest income.

        The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment charge in the Consolidated Statements of Income and Comprehensive Income. No impairment charges were recorded for the years ended December 31, 2010, 2011 and 2012.

(8)   Fair value of financial instruments

        Financial instruments of the Group primarily comprise cash and cash equivalents, restricted cash, short-term investments, accounts receivable, current and non-current prepayments and other assets, long-term time deposits, restricted time deposits, accounts payable, short-term bank loans, advances from customers, accrued expenses and other liabilities, current and non-current deferred revenues and other long-term liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate at each period end.

        The Group measures its cash equivalents, short term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

        Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

        Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

(9)   Accounts receivable, net

        Accounts receivable are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

(10) Equity investments

        Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment charges were recorded for the years ended December 31, 2010, 2011 and 2012.

(11) Film and television cost (discontinued operations)

        Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

        Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. Film and television production costs that were written off were RMB4,812,737, Nil and Nil for the years ended December 31, 2010, 2011 and 2012, respectively.

        Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

(12) Property, equipment and software, net

        Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

        Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statements of Income and Comprehensive Income.

(13) Construction in progress

        Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use.

(14) Intangible assets

Copyrights

        Copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to seven years.

Intangible assets arising from assets acquisition and business combinations

        The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

In-progress research and development costs

        The accounting treatment for in-process research and developments ("IPR&D") varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, beginning from January 1, 2009, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets' useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

Online game product development costs

        The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3(20) for more details regarding online game product development costs.

(15) Impairment of long-lived assets and intangible assets

        Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment charge for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. The impairment charges of intangible assets recorded in cost of revenue for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB11,201,856, respectively. The impairment charges of intangible assets recorded in general administration expenses for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB1,649,923, respectively. The impairment charge of long-lived assets recorded in cost of revenue for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB8,117,828, respectively. The impairment of above mentioned intangible assets and long-lived assets was primarily caused by unsatisfactory performance of the Group's certain smaller games in 2012.

(16) Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not depreciated or amortized but is tested for impairment on an annual basis every November 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The goodwill impairment charges for the years ended December 31, 2010, 2011 and 2012 were Nil, Nil and RMB40,769,946, respectively. See Note 13 for more details regarding goodwill.

(17) Revenue recognition

Online game operation revenues

        The Group earns majority of its revenue through providing online game operation services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

        The Group assesses the estimated lives of in-game items for all the item-based online games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

        Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and will partially delay the revenue recognition until the consumption of free prepaid cards.

        Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2010, 2011 and 2012, the Group recognized Nil, RMB10,647,183 and RMB4,428,309 as other income from expired game cards.

        In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player's personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players' churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2010, 2011 and 2012, the Group recognized RMB61,931,492, RMB103,939,999 and RMB98,367,393 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Licensing revenues

        The Group enters into licensing arrangements with licensees to operate the Group's games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

        In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-sale customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

        In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

        According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Film and television revenues (discontinued operations)

        The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

(18) Deferred revenues

        For online game revenues, deferred revenues represent (a) online point fees received from customers which are activated or charged to the respective player game accounts by players, but have not been consumed by the players or expired; and (b) in-game virtual items purchased by players but not consumed or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

        The deferred revenues related to online game operation as of December 31, 2011 and 2012 were RMB463,828,951 and RMB410,983,447, respectively. The deferred revenues related to licensing as of December 31, 2011 and 2012 were RMB15,573,561 and RMB11,225,181, respectively.

(19) Cost of revenues

        Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, revenue-sharing cost or royalties paid to third parties, value added tax ("VAT"), business tax and other direct costs of providing these services.

        The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

        The total amount of net VAT and business tax recorded in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB99,702,834, RMB114,665,467 and RMB105,107,074, respectively.

        See Note 19 for more details regarding VAT and business tax.

(20) Online game product development costs

        Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

        The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group's online gaming products.

        Prior to April 1, 2010, as the period between the technological feasibility establishment and the game release had been very short, the development costs incurred in that period were insignificant. Thus, the Group had expensed all online game development costs as incurred. Due to the extended game development cycle and the incurrence of material online game development cost post feasibility, from April 2010, the Group started to capitalize the qualified online game development costs as intangible assets.

        For the years ended December 31, 2010, 2011 and 2012, the amount of online game development costs capitalized as intangible assets was approximately RMB29,502,827, RMB12,516,776 and RMB5,875,774, respectively.

(21) Share-based compensation expense

        Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the Board of Directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. When estimating the fair value of the ordinary shares, both internal and external sources of information are reviewed.

        A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs. For unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

(22) Income taxes

        Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Income and Comprehensive Income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

        In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

(23) Statutory reserves

        The Group's subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People's Republic of China (the "PRC GAAP"). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities' registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2010, 2011 and 2012, profit appropriation to statutory general reserve for the Group's entities incorporated in China was approximately RMB57,700,883, RMB31,541,131 and RMB4,923,933, respectively. No appropriation to other reserves were made for any of the years presented.

(24) Advertising expenses

        The Group expenses advertising costs as incurred. Total advertising expenses were RMB178,102,579, RMB173,454,641 and RMB160,279,673 for the years ended December 31, 2010, 2011 and 2012, respectively, and were recorded in sales and marketing expenses.

(25) Leases

        Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

(26) Net earnings per share

        Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(27) Dividends

        The Board of Directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

        Under PRC regulations, the Group's subsidiaries incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and relevant regulations. In addition, the Group's subsidiaries are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

(28) Segment reporting

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

        The Group's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group's operating segments are based on this organizational structure and information reviewed by the Group's CODM to evaluate the operating segment results.

(29) Comprehensive income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the foreign currency translation adjustments as other comprehensive income / (loss) in the Consolidated Statements of Income and Comprehensive Income. See Note 3(4) for more details concerning the foreign currency translation adjustments.

(30) Discontinued operations

        A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as "discontinued operations" in the Consolidated Statements of Income and Comprehensive Income. The comparative Consolidated Statements of Income and Comprehensive Income are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as "discontinued operations" or "assets/liabilities held for sale" are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

(31) Recent accounting pronouncement

        In July 2012, the FASB issued revised guidance on "Testing Indefinite-Lived Intangible Assets for Impairment." The revised guidance provides an entity the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with U.S. GAAP. The revised guidance is effective for the Company for annual and interim impairment tests performed for the fiscal year beginning on January 1, 2013. This amendment will not have a material effect on the Group's financial position, results of operations or liquidity.

        In February 2013, the FASB issued revised guidance on "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for the Company for the reporting periods beginning on January 1, 2013. The revised guidance will not have a material effect on the Group's financial position, results of operations or liquidity.

Concentration and risks	12 Months Ended
Dec. 31, 2012
Concentration and risks
Concentration and risks

4. Concentration and risks

        There are no customers whose revenues individually represent greater than 10% of the total revenues for the years ended December 31, 2010, 2011 and 2012.

        Online game operation revenues from the Group's top two games operated in China, namely Zhu Xian and Perfect World II, in aggregate contributed 47%, 42% and 42% of the Group's total revenues in 2010, 2011 and 2012, respectively. Except for Zhu Xian and Perfect World II, none of the rest of the Group's games operated in any single country individually contributed more than 10% of the Group's total revenues in 2010, 2011 or 2012.

        Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposit. As of December 31, 2011 and 2012, majority of all of the Group's cash and cash equivalents, restricted cash, short-term investments, time deposits and restricted time deposit were held by major financial institutions located in the PRC, Hong Kong and U.S. which management believes are of high credit quality. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those PRC banks that hold the Company's cash, cash equivalents, short-term investments and long term time deposit are financially sound based on public available information.

        A majority of the Group's operating transactions are denominated in RMB and a significant portion of the Group's assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to process the remittance.

Restricted cash and restricted time deposit	12 Months Ended
Dec. 31, 2012
Restricted cash and restricted time deposit
Restricted cash and restricted time deposit

5. Restricted cash and restricted time deposit

        To meet the requirements of specific business operations, including guarantees for office rental and royalty fee of a licensed game, the Group has RMB158,077 and RMB55,044,000 restricted cash, and Nil and RMB7,814,450 non-current restricted time deposit, respectively, as of December 31, 2011 and 2012. To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars (see Note 14), as of December 31, 2011 and December 31, 2012, the Group has RMB535,342,354 and RMB836,418,180 restricted cash, and RMB125,717,425 and Nil non-current restricted time deposit, respectively, which were bank deposits with the original term of one to three years at certain banks.

Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair value measurement
Fair value measurement

6. Fair value measurement

        As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	—	312,772,838	—
Money market fund	896,416	896,416	—	—
Restricted cash	535,500,431	—	535,500,431	—
Short-term investments:
Available-for-sale securities	40,000,000	—	40,000,000	—
Time deposits	99,517,875	—	99,517,875	—
Long-term time deposits	293,892,575	—	293,892,575	—
Restricted time deposit	125,717,425	—	125,717,425	—

Total assets	1,408,297,560	896,416	1,407,401,144	—

		Fair value measurement at reporting date using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	136,987,337	—	136,987,337	—
Money market fund	629,374	629,374	—	—
Restricted cash	891,462,180	—	891,462,180	—
Short-term investments:
Available-for-sale securities	967,792,000	—	967,792,000	—
Time deposits	541,092,886	—	541,092,886	—
Long-term time deposits	51,465,395	—	51,465,395	—
Restricted time deposit	7,814,450	—	7,814,450	—

Total assets	2,597,243,622	629,374	2,596,614,248	—

        When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its balance sheet at fair value on a recurring basis.

        Money market fund. The Group values its money market fund using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

        Available-for-sale securities. The Group's available-for-sale securities consisted of structured deposits with certain financial institutions. Available-for-sale securities are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

        Time deposits. The Group values its time deposits put in certain bank account using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

        Restricted cash and restricted time deposit. Restricted cash and restricted time deposits are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

        Short-term receivables and payables. Accounts receivable and prepayments and other assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, short-term bank loans, advance from customers, accrued expenses and other liabilities and deferred revenue are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

        Prepayments and other assets in non-current assets and long-term payables. Prepayments and other assets in non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate. Long-term deferred revenues and other long-term liabilities are financial liabilities with carrying values that approximate fair value due to the change in fair value after considering the discount rate. The Group estimated fair values of prepayments and other assets, long-term deferred revenues and other long-term liabilities using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
Accounts receivable, net

7. Accounts receivable, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable, gross	142,543,972	110,286,428
Allowance for doubtful accounts:
Balance at beginning of year	(9,817,494)	—
Additional provision for bad debt	—	—
Write-offs	—	—
Disposal of film and television business	9,817,494	—

Balance at end of year	—	—

Accounts receivable, net	142,543,972	110,286,428

        Accounts receivable are mainly related to the sale of game cards to distributors, initial license fees and usage based royalty fees due from licensees.

Equity investments	12 Months Ended
Dec. 31, 2012
Equity investments
Equity investments

8. Equity investments

        The following sets forth the changes in the Group's equity investments:

	Chengdu Seasky	Ye Net	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2010	10,566,393	14,280,294	24,532,222	—	—	49,378,909
Investment	—	—	—	10,803,330	—	10,803,330
Share of (loss) / income in equity investment	(513,232)	889,549	(952,474)	(998,349)	—	(1,574,506)
Converted to controlling interest	—	(15,169,843)	—	—	—	(15,169,843)
Disposal of equity investment	(10,053,161)	—	—	—	—	(10,053,161)

Balance as of December 31, 2011	—	—	23,579,748	9,804,981	—	33,384,729
Investment	—	—	—	—	200,000,000	200,000,000
Share of (loss) / income in equity investment	—	—	(2,634,842)	6,638,070	(9,337,723)	(5,334,495)
Foreign currency translation adjustments	—	—	—	(43,034)	(175,143)	(218,177)

Balance as of December 31, 2012	—	—	20,944,906	16,400,017	190,487,134	227,832,057

Investment in Chengdu Seasky

        In April 2008, the Group made an investment of RMB20,735,000 in Chengdu Seasky Digital Entertainment Co., Ltd. ("Chengdu Seasky") to acquire 20% of its equity interest. Chengdu Seasky is principally engaged in the design and development of online games in China. In January 2010, the Group received another 20% equity interest of Chengdu Seasky from its other equity holders based on certain performances target preset in the original agreement at zero consideration. As of December 31, 2010, the equity interest owned by the Group in Chengdu Seasky was 40%. In January 2011, the Group transferred the 40% equity interest to an officer of Chengdu Seasky, for a total consideration of RMB9,934,500. Loss on disposal of Chengdu Seasky was not material.

Investment in Ye Net

        In April 2009, the Group made an investment of approximately RMB15.0 million in Ye Net to acquire 30% of its equity interest. In January 2011, the Group started to consolidate Ye Net as it acquired additional equity interest in Ye Net and obtained unilateral control of Ye Net. See Note 10(5) for more details.

Investment in Zhizhu Network

        In April 2010, the Group made an investment of RMB27.0 million in Beijing Zhizhu Network Technology Co., Ltd. ("Zhizhu Network"), a related party, to acquire 20% of its equity interest.

Investment in Unknown Worlds

        In August 2011, the Group made an investment of RMB10,803,330 in Unknown Worlds Entertainment, Inc. ("Unknown Worlds") to acquire 40% of its equity interest.

Investment in a venture capital fund

        In 2011, the Group entered into a limited partnership agreement to invest up to RMB643.5 million in a venture capital fund ("VC Fund") over a nine-year period as a limited partner. The VC Fund is managed by one general partner unrelated to the Group and is focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors. The Group holds 99% equity interest in the VC Fund and can exercise significant influence over the VC Fund but does not obtain unilateral control over it, therefore the Group accounts for this investment using the equity method of accounting. As of December 31, 2012, the Group has contributed RMB200.0 million to the VC Fund.

Property, equipment and software, net	12 Months Ended
Dec. 31, 2012
Property, equipment and software, net
Property, equipment and software, net

9. Property, equipment and software, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Office building	933,344,157	935,256,692
Office furniture	16,380,361	16,437,212
Computers & office equipment	109,621,774	127,977,849
Game servers	222,998,741	239,477,774
Motor vehicles	4,893,510	10,741,240
Office improvement	120,578,379	121,803,397
Leasehold improvement	49,466,562	68,731,096
Software	46,944,492	55,176,727

Total	1,504,227,976	1,575,601,987
Less: Accumulated depreciation	(244,377,478)	(369,116,568)

Net book value	1,259,850,498	1,206,485,419

        The depreciation expenses for property, equipment and software were RMB70,948,008, RMB122,235,919 and RMB123,749,329 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business combination	12 Months Ended
Dec. 31, 2012
Business combination
Business combination

10. Business combination

  (1)
  PW Pictures

        In August 2008, the Group made an investment of RMB3,000,000 for 10% interest in Perfect World (Beijing) Pictures Co., Ltd., or PW Pictures, formerly known as Beijing Perfect World Cultural Communication Co., Ltd., or PW Cultural, a newly established Chinese media and entertainment company and principally engages in film and television business. The Group accounted for the RMB3,000,000 using the cost method of accounting. In April 2009, the Group further entered a capital increase and share transfer agreement with the other equity holder of PW Pictures, to acquire additional equity interest from the other equity holder for a consideration of RMB17,800,000. In addition, the Group also injected RMB52,200,000 capital into PW Pictures in conjunction with the agreement. The Group holds 89% equity in PW Pictures after this transaction. As the Group obtained unilateral control of PW Pictures on the acquisition date, it started to consolidate PW Pictures' financial statements thereafter. According to the agreement, the Group is required to transfer up to 19% of its equity interest in PW Pictures to the non-controlling interest holder should the profit of the existing film projects acquired achieve certain predetermined profit target. In December 2009, the Group transferred 9% equity in PW Pictures to the non-controlling interest holder of PW Pictures for free based on the performance achieved of the acquired film projects. As of December 31, 2009, the Group held 80% equity interest in PW Pictures. The Group recognized the non-controlling interest based on their equity interest and the fair value of contingent interest transfer on the acquisition date and the subsequent settlement was accounted for within equity. No additional equity interest adjustment needs to be made under the agreement.

        The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in PW Pictures over (ii) the fair value of the identifiable net assets of PW Pictures was recorded as goodwill relating to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

RMB (in thousands)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

        Goodwill primarily represents the expected synergies from combining operations of the Group and PW Pictures, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        In July 2010, the Group further entered into a share transfer agreement with the other equity holder of PW Pictures, to acquire the remaining 20% equity interest held by the other equity holder for a consideration of approximately RMB16,900,000. The Group holds 100% equity in PW Pictures after this transaction. As the Group had controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount was recorded in additional paid-in capital of the Group.

        In August 2011, the Group sold its film and television business to a related party, for detail of this transaction, please see Note 11.

  (2)
  C&C Media

        In April 2010, the Group invested approximately RMB143,490,000 to acquire 100% equity interest of C&C Media Co., Ltd. ("C&C Media") and its subsidiary CCO Co., Ltd. ("CCO"). Upon consummation of the transaction, C&C media became the Group's wholly owned subsidiary. The main purpose of the acquisition is to capture the online game growth opportunities in Japan. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of C&C Media.

        The acquisition had been accounted for as a business combination and the results of operations of C&C Media from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(11,186)
Identifiable intangible assets:
Trade name	11,875	Indefinite
Game licenses	12,240	2.16
Others	2,918	1.74

Identifiable net assets acquired (a)	15,847

Cash consideration (b)	143,490
Goodwill (b-a)	127,643
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	6,181

Goodwill	133,824

        The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the international operation segment. The goodwill is not expected to be deductible for tax purposes. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired companies' financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

  (3)
  Runic Games

        In May 2010, the Group invested approximately RMB57,349,000 to acquire 74.47% equity interest in Runic Games Inc. ("Runic Games"). As the Group obtained unilateral control of Runic Games on the acquisition date, it started to consolidate Runic Games' financial statements thereafter. The main purpose of the acquisition is to further enhance the Group's strong R&D capabilities, and leverage Runic Games' creative and professional development team to create global titles through enhanced control and a closer collaboration. The purchase price was determined based on arms' length negotiations between the Group and Runic Games.

        The excess of (i) the total of the value of consideration transferred and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Runic Games was recorded as goodwill related to the international operation segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	49,696
Identifiable intangible assets:
IPR&D	17,205	Note 3	(14)
Others	6,144	1.6

Identifiable net assets acquired (a)	73,045

Cash consideration (b)	57,349
Non-controlling interest at fair value (c)	19,596

Goodwill (b+c-a)	3,900
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	7,939

Goodwill	11,839

        Goodwill primarily represents the expected synergies from combining operations of the Group and Runic Game, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

  (4)
  Xinbaoyuan and Baohong

        In July 2010, the Group invested approximately RMB192,300,000 in Beijing Xinbaoyuan Movie & TV Investment Co., Ltd. ("Xinbaoyuan") and Shanghai Baohong Entertainment and Media Co., Ltd. ("Baohong") and took 55% equity interest in both entities. Total consideration of RMB192,300,000 comprised (i) RMB110,000,000 in cash and (ii) up to RMB82,300,000 contingent consideration would be paid in 2011. Based on the investment agreement, the original shareholders shall be responsible for collection of certain receivables, and the contingent consideration would be paid by four installments according to the percentage of receivable collected. Contingent consideration would be adjusted if the receivables cannot be fully collected and is assessed at fair value as of the acquisition date based on the probability and timing of collection. As the Group obtained unilateral control of Xinbaoyuan and Baohong on the acquisition date, it started to consolidate Xinbaoyuan and Baohong's financial statements thereafter. The main purpose of the acquisition is to further diversify the Group's film and television business. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of the acquired entities.

        The excess of (i) the total of the value of consideration transferred, fair value of contingent consideration and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Xinbaoyuan and Baohong was recorded as goodwill related to film, television and others segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

        Goodwill primarily represents the expected synergies from combining operations of the Group, Xinbaoyuan and Baohong, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired companies' financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        As of July 31, 2011, the Group has paid contingent consideration of RMB54,750,000 to the original shareholders of Xinbaoyuan and Baohong. In August 2011, the Group sold its film and television business to a related party, for detail of this transaction, please see Note 11.

  (5)
  Ye Net

        In April 2009, the Group made an investment of approximately RMB15,000,000 in Ye Net to acquire 30% of its equity interest. Ye Net is principally engaged in web game development and operation. The equity interest of the Group in Ye Net was increased to 37.5% in 2010 triggered by certain key performance indicator set in the original agreement with no additional consideration paid. In January 2011, the Group acquired additional 42.5% equity interest of Ye Net triggered by certain key performance indicator set in the original agreement, for a total consideration of RMB3,000,000. The gain recognized on revaluation of the previously held equity method investment in Ye Net was not material.

        As of December 31, 2011, the Group held 80% equity interest in Ye Net. The non-controlling interest was recognized based on its acquisition date fair value, and was subsequently adjusted by attribution of net income or loss and other comprehensive income or loss based on its relative ownership interests in Ye Net. No additional equity interest adjustment needs to be made under the agreement.

        In a business combination achieved in stages, the Group re-measured its previously held equity interest in Ye Net at its acquisition-date fair value using the discounted cash flow method. The excess of (i) the total of the value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of previously held equity interest in Ye Net over (ii) the fair value of the identifiable net assets of Ye Net was recorded as goodwill relating to the PRC operation segment. The goodwill is not expected to be deductible for tax purposes. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal reports and management's experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

        Goodwill primarily represents the expected synergies from combining operations of the Group and Ye Net, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Group that do not qualify for separate recognition. The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

        Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

        In July 2012, the Group further entered into a share transfer agreement with the other equity holders of Ye Net, to acquire the remaining 20% equity interest held by the other equity holders for a consideration of approximately RMB4,444,444. The Group holds 100% equity in Ye Net after this transaction. As the Group maintained controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest, amounting to RMB912,252, was recorded in additional paid-in capital of the Group.

  (6)
  Cryptic Studios

        In August 2011, the Group invested approximately RMB323,079,967 to acquire 100% equity interest of Cryptic Studios. Upon consummation of the transaction, Cryptic Studios became the Group's wholly owned subsidiary. The main purpose of the acquisition is to further penetrate into the U.S. and European markets and further strengthen the Group's well established R&D and operational capabilities globally. The purchase price was determined based on arms' length negotiations between the Group and the equity holders of Cryptic Studios.

        The acquisition had been accounted for as a business combination and the results of operations of Cryptic Studios from the acquisition date have been included in the Group's consolidated financial statements. The allocation of the purchase price is as follows:

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3 (14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037

        The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill relating to the international operation segment. The goodwill is not expected to be deductible for tax purposes. No significant measurement period adjustment has been recorded.

        Based on the assessment on the acquired companies' financial performance made by the Group, none of the acquired company on its own or in total is considered material to the Group. Thus the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.

Discontinued operations	12 Months Ended
Dec. 31, 2012
Discontinued operations
Discontinued operations

11. Discontinued operations

        In August 2011, the Company entered into a definitive agreement to sell PW Pictures, the entity that operates the Company's film and television business, to Beijing Ever Joy Pictures Co., Ltd., which is majority-owned by Mr. Michael Yufeng Chi, the Company's Chairman of the Board of Directors, for a total consideration of RMB360,000,000. The transaction was authorized and approved by the Board of Directors and a special committee consisting of all independent directors of the board. The Committee considered a variety of factors, including a valuation report and a fairness opinion letter provided by an international third-party appraisal firm. The transaction is expected to sharpen the Company's focus on its core online game development and operation business and maximize shareholder value over time.

        As of September 30, 2011, the Company had completed this transaction with all consideration received in cash and recorded the related gain of RMB48,813,417 in the "additional paid-in capital" account in the Consolidated Balance Sheets according to accounting guidance applicable to common control transactions. The film and television business was previously presented in the Film, television and other segment.

        As there was no continuing cash flow from the disposed film and television business expected to be generated by the ongoing entity and the Group did not have any significant continuing involvement in the operations of the disposed film and television business after September 30, 2011, the revenues and expenses related to the operations of film and television business were segregated from continuing operations and reported as discontinued operations for all periods. Revenues and pretax (loss) / income from the discontinued operations were RMB86,793,020 and RMB(32,073) for the year ended December 31, 2010, and RMB13,009,388 and RMB1,720,926 for the year ended December 31, 2011.

        Following are the carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day:

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Intangible assets, net

12. Intangible assets, net

	As of December 31, 2011			As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	71,586,613	(24,213,208)	47,373,405	89,661,251	(41,138,545)	—	48,522,706
Game engine	35,649,330	(10,703,646)	24,945,684	36,817,757	(17,854,089)	—	18,963,668
Non-compete agreements	27,919,584	(18,983,614)	8,935,970	27,899,685	(25,270,010)	—	2,629,675
Trade mark	58,981,805	(15,341,378)	43,640,427	58,937,020	(15,341,378)	(1,649,923)	41,945,719
Customer relationship	7,213,530	(7,213,530)	—	7,213,530	(7,213,530)	—	—
Completed game	65,239,189	(14,209,978)	51,029,211	79,392,785	(31,166,571)	(2,122,400)	46,103,814
IPR&D	62,600,828	—	62,600,828	48,194,596	—	—	48,194,596
Online game development costs	42,019,604	(7,810,565)	34,209,039	47,895,378	(16,558,170)	(9,079,456)	22,257,752
Others	1,673,000	(1,214,075)	458,925	1,673,000	(1,277,375)	—	395,625

Total	372,883,483	(99,689,994)	273,193,489	397,685,002	(155,819,668)	(12,851,779)	229,013,555

        Amortization expenses for the intangible assets were RMB25,047,694, RMB47,793,828 and RMB59,366,824 for the years ended December 31, 2010, 2011 and 2012, respectively.

        The estimated amortization expenses for the above intangible assets for future annual periods:

	For the years ended December 31,
	2013	2014	2015	2016	2017 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	55,407,160	50,310,279	37,898,519	22,465,535	21,243,991

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

13. Goodwill

        The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Group's acquisition. The changes in the carrying value of goodwill and accumulated impairment charges by segment are as follows:

	Online Game Related Operation
			Film, Television and Others
	PRC	International		Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010
Goodwill	110,606,000	145,663,228	227,355,604	483,624,832
Accumulated impairment charges	—	—	—	—

	110,606,000	145,663,228	227,355,604	483,624,832

Transaction in 2011
Increase in goodwill related to acquisition	1,818,861	198,036,541	—	199,855,402
Disposal	—	—	(227,355,604)	(227,355,604)
Foreign currency translation adjustment	—	10,203,883	—	10,203,883
Balance as of December 31, 2011
Goodwill	112,424,861	353,903,652	—	466,328,513
Accumulated impairment charges	—	—	—	—

	112,424,861	353,903,652	—	466,328,513

Transaction in 2012
Impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)
Foreign currency translation adjustment	—	(16,729,150)	—	(16,729,150)
Balance as of December 31, 2012
Goodwill	112,424,861	337,174,502	—	449,599,363
Accumulated impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)

	110,606,000	298,223,417	—	408,829,417

        The Group performed annual impairment assessment of its goodwill on November 30, 2012.

        Under PRC segment, the Group identified one reporting unit as PRC online game business for 2012 goodwill impairment testing. Lighter game reporting unit, previously identified as a separate reporting unit in 2011 annual impairment assessment, was aggregated into PRC online game reporting unit in 2012 assessment as a result of the Group's business integration in China. Goodwill previously associated with lighter game reporting unit, amounting to RMB1,818,861, was fully impaired in 2012 because of the underperformance of such reporting unit. Under international segment, the Group identified the following three reporting units for goodwill impairment testing: Runic Games, C&C Media and US online game business.

        During the Group's annual impairment assessment, in view of C&C Media's less-than-satisfactory performance during 2012 and near-term business outlook, the Group performed an assessment of C&C Media's goodwill and recognized an impairment charge of RMB38,951,085. The impairment assessment on C&C Media goodwill weighted the results from the income approach and considered a combination of factors, included but not limited to, market conditions, expected future cash flows, growth rates, and discount rates, which requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of the business.

        For the remaining reporting units, namely PRC online game business, Runic Games and US online game business, as a result of impairment test conducted on November 30, 2012, the Group concluded that the fair value of the reporting units, estimated using income approach, substantially exceeded their carrying values, and determined that no adjustment to the carrying value of goodwill for these reporting units was necessary. As of December 31, 2012, the Group determined that no events or circumstances from November 30, 2012 through December 31, 2012 indicated that a further assessment was necessary.

Short-term bank loans	12 Months Ended
Dec. 31, 2012
Short-term bank loans
Short-term bank loans

14. Short-term bank loans

        In August 2011, the Group entered into a loan agreement with a bank whereby on August 19, 2011 the Group effectively pledged certain time deposits with a total amount of RMB177,688,627 to secure a bank loan, totaling US$24,000,000 and bearing interest at 2.65% per annum over 3-month London Inter-Bank Offered Rate ("LIBOR") with the maturity date of August 19, 2012. Pursuant to the supplementary agreement to the loan agreement dated on August 19, 2012, the maturity date has been extended to August 19, 2013, with interest at 2.35% per annum over 3-month LIBOR.

        In August 2011, the Group entered into a loan agreement with a bank whereby on August 5, 2011 the Group effectively pledged certain time deposits with a total amount of RMB355,000,000 to secure a bank loan, totaling US$50,000,000 and bearing interest at 2.32% per annum over 3-month LIBOR. The bank loan was fully repaid in July 2012.

        In August 2011, the Group entered into a standby letter of credit with a bank whereby on August 17, 2011, the Group effectively pledged certain time deposits with a total amount of RMB120,000,000 to secure a bank loan, totaling US$15,000,000 and bearing interest at 3.5% per annum over 3-month LIBOR. The bank loan was fully repaid in August 2012.

        In March 2012, the Group entered into a loan agreement with a bank whereby on March 30, 2012, the Group effectively pledged certain time deposits with a total amount of RMB658,715,750 to secure a bank loan, totaling US$95,000,000 and bearing interest at 2.19% per annum. The bank loan was fully repaid on April 3, 2013.

Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2012
Accrued expenses and other liabilities
Accrued expenses and other liabilities

15. Accrued expenses and other liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Professional fee accruals	17,212,271	12,348,315
Accrued expenses	37,748,816	31,633,546
Sales rebates	3,334,081	2,836,052
Payables to employees relating to exercise of options	2,422,823	1,113,452
Other taxes and surcharges	1,285,066	3,867,203
Others	6,660,067	6,218,173

Total	68,663,124	58,016,741

Others, net	12 Months Ended
Dec. 31, 2012
Others, net
Others, net

16. Others, net

        The following table summarizes the Group's other income or expenses:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	25,083,207	41,019,039	39,993,581
Exchange (loss) / gain	(5,802,680)	(7,994,077)	3,334,352
Expired game prepaid cards	—	10,647,183	4,428,309
Online reading income	216,994	8,759,252	21,200,829
PRC IIT refund	—	3,542,642	6,373,716
Rental income	—	2,419,411	5,230,480
Others	(4,316,011)	(4,222,412)	3,651,309

Total	15,181,510	54,171,038	84,212,576

        Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies' taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group's qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies' business development, government financial incentives are recognized as other income when received.

Ordinary shares	12 Months Ended
Dec. 31, 2012
Ordinary shares
Ordinary shares

17. Ordinary shares

Shares Repurchase Program

        In March 2011, the Group's Board authorized an ADS repurchase program to repurchase up to US$100 million of the Company's ADSs from March 2011 to March 2012. The following is a summary of the Company's repurchase activity in the open market during 2011:

For the year ended December 31, 2011
US$ (except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17

        All the repurchased shares were cancelled by the year ended December 31, 2011. There were no share repurchases during 2012.

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
Share-based compensation

18. Share-based compensation

Share Incentive Plan

        On September 6, 2006, the Board of Directors of the Company approved the Pre-IPO Share Incentive Plan, which was subsequently supplemented and revised by obtaining the approval from the Board of Directors of the Company on June 19, 2007. According to the revised Share Incentive Plan, 32,145,000 Class B ordinary shares were reserved to be issued to any qualified employees, as determined by the Board. On July 4, 2008, the Company's shareholders approved the amendment to the Share Incentive Plan by changing the option expiry date to the earlier of (i) termination of service with the Company, or (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement. The amendment applies to share options granted after July 4, 2008.

        On February 28, 2009, the Company's shareholders approved an amendment to the share incentive plan that effectively increased the number of Class B ordinary shares authorized for issuance under the share incentive plan by 10,000,000. On November 14, 2009, the Company's shareholders approved a further amendment to the share incentive plan that increased the number of Class B ordinary shares authorized for issuance under the share incentive plan to 44,645,000. In addition, the option expiry date was changed to the earlier of (i) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement, (ii) three months after the termination of service with us other than for disability or death, or (iii) one year after the termination of service with the Company due to disability or death. The amendment applies to share options granted after November 14, 2009.

        On August 14, 2010, the Company's shareholders approved a 2010 Share Incentive Plan, under which 30,000,000 Class B ordinary shares have been reserved for future issuance.

Share Options

(1)   Service-based share options

        The Company granted 6,569,700, 6,075,650 and 4,615,000 serviced-based share options to its officers (including directors) and employees for the years ended December 31, 2010, 2011 and 2012, respectively. These awards generally vest over a four year term, the vesting schedule of each share option award is determined by the Board of Directors.

        Share-based compensation expenses related to service-based share options of RMB66,217,308, RMB80,939,792 and RMB60,985,488 were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012, respectively, net of capitalized service-based compensation expenses. The unamortized compensation costs related to unvested awards not yet recognized were RMB99,615,334 as of December 31, 2012, adjusted for estimated forfeitures, and the weighted average period over which it would be recognized was 2.08 years. Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises for the years ended December 31, 2010, 2011 and 2012 were RMB1,184,528, RMB102,940, and RMB441,619, respectively. Service-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2010, 2011 and 2012 were RMB1,413,056, RMB561,729 and Nil, respectively.

        In March 2009, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 16 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB3,863,060 over the remaining vesting periods of two years to four years for the modified share options.

        In August 2010, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 1,989 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB13,552,762 over the remaining vesting periods of three years to four years for the modified share options.

        In July 2012, the Company's Board of Directors approved an option modification to extend the expiration date for certain outstanding service-based share options that were granted by the Company from 2006 to 2008, and fully vested as of the modification day. 11 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company recognized a modification charge for the incremental compensation cost of RMB519,346.

        The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2012, and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	21,551,580	2.63	2.29	16,124,205
Granted	4,615,000
Exercised	(8,696,370)
Forfeited or cancelled	(1,599,210)

Outstanding as of December 31, 2012	15,871,000	3.48	3.12	2,295,193

Vested and expected to vest as of December 31, 2012	14,837,823	3.50	3.11	2,247,413
Exercisable as of December 31, 2012	3,380,355	3.19	1.97	1,697,942

        No option expired during years ended December 31, 2010, 2011 and 2012.

        The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 were RMB25.67 (US$3.79) per option, RMB12.13 (US$1.88) per option and RMB4.80 (US$0.76) per option, respectively.

        The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were RMB58,397,921, RMB21,207,817 and RMB133,116,835, respectively. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares. The Company expects to issue new ordinary shares to satisfy share option exercises.

        The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

	For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.41%-1.62%	0.47%
Expected life (in years)(2)	3.51-4.26	3.20-4.25	3.64
Expected dividend yield(3)	—	—	3.64%
Expected volatility (%)(4)	56.01%-57.59%	54.62%-63.18%	62.61%
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

(2)   Performance-based share options

        The Company granted 838,530, 162,000 and Nil performance-based share options to its officers and employees for the years ended December 31, 2010, 2011 and 2012. These awards are generally vested over a four year term. The performance goals and vesting schedule of these awards are determined by the Board of Directors. For those awards, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date.

        Share-based compensation expenses related to performance-based share options of RMB30,101,115, RMB23,796,735 and RMB10,159,104 were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012, respectively, net of capitalized performance-based compensation expenses. The unamortized compensation costs related to the unvested awards not yet recognized were RMB5,437,356 as of December 31, 2012, adjusted for estimated forfeitures and expected to vest performance-based options, and weighted average period over which it would be recognized was 1.13 years. Tax benefit realized from tax deductions associated with the Group's US employees' performance-based option exercises for the years ended December 31, 2010, 2011 and 2012 were RMB1,477,538, RMB113,663 and RMB381,609, respectively. Performance-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2010, 2011 and 2012 were RMB524,675, Nil and Nil, respectively.

        In March 2009, the Company's Board of Directors approved an option modification to adjust the exercise price and vesting schedules for certain outstanding performance-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 141 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB8,996,087 over the remaining vesting periods of three years to four years for the modified options.

        In August 2010, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding performance-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 24 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB1,761,299 over the remaining vesting periods of three years to four years for the modified share options.

        In July 2012, the Company's Board of Directors approved an option modification to extend the expiration date for certain outstanding performance-based share options that were granted by the Company in 2008, and fully vested as of the modification day. 20 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company recognized a modification charge for the incremental compensation cost of RMB304,024.

        The summary of performance-based share options activities under the Share Incentive Plan as of December 31, 2012 and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	9,083,215	2.00	1.91	4,026,742
Granted	—
Exercised	(2,442,270)
Forfeited or cancelled	(759,650)

Outstanding as of December 31, 2012	5,881,295	2.33	1.33	2,002,889

Vested and expected to vest as of December 31, 2012	5,822,033	2.32	1.32	1,981,518
Exercisable as of December 31, 2012	4,716,455	2.19	1.24	1,735,758

        No option expired during the years ended December 31, 2010, 2011 and 2012.

        The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 were RMB20.23 (US$2.99) per option, RMB11.82 (US$1.83) per option and Nil, respectively. The Company expects to issue new ordinary shares to satisfy share option exercises.

        The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were RMB16,194,011, RMB5,598,671 and RMB26,389,075. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares.

        The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.56%-1.62%	—
Expected life (in years)(2)	3.64-4.26	3.65-4.25	—
Expected dividend yield(3)	—	—	—
Expected volatility (%)(4)	56.01%-57.18%	54.62%-63.18%	—
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with performance condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

  Restricted Shares

        In addition to share options, share-based compensation expenses arose from 6,928,570 restricted shares awarded by principal shareholders in September 2006 to the Chief Technology Officer which were vested over four years term. For purposes of recording compensation expense, this grant was treated as if it was awarded by the Company. The ordinary shares were awarded to the Chief Technology Officer for his contributions of certain management, technology and technological expertise since the inception of the Company. These ordinary shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These ordinary shares were not included in the Company's revised share incentive plan.

        There were no service-based or performance-based restricted shares granted in 2010, 2011 and 2012.

        Accordingly, share-based compensation expenses related to services-based restricted shares of RMB466,980, Nil and Nil were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012, respectively. There was no share-based compensation expense related to performance-based restricted shares recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012.

        As of December 31, 2012, all restricted shares were fully vested.

        The total fair value of shares vested for the years ended December 31, 2010, 2011 and 2012 were RMB51,465,591, Nil and Nil, respectively.

Taxation	12 Months Ended
Dec. 31, 2012
Taxation
Taxation

19. Taxation

  a.     Transition from PRC Business Tax to PRC Value Added Tax

        A Pilot Program for transition from Business Tax to VAT for revenues from certain industries was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the pilot program was expanded from Shanghai to eight other cities and provinces in China, including Beijing and Hefei.

  b.     VAT

        Prior to the pilot program, the Group's subsidiaries and VIEs incorporated in China were subject to Business Tax.

        After the launch of the pilot program, the Group's subsidiaries and VIEs incorporated in China are subject to VAT at an effective rate of 6% for revenues from oversea licensing, software development and relevant technology consulting services. In addition, according to the applicable tax rules and regulations, being a technology development business and technology export enterprise, an entity may enjoy VAT exemption for revenues generated from software development and relevant technology consulting services, and oversea licensing, respectively.

        The Group's sales proceeds to be collected from its online game operation in Japan are subject to consumption tax at a rate of 5%.

  c.     Business tax

        Not affected by the pilot program, for the revenues generated from online game operations, the Group's VIEs incorporated in China are still subject to a 5% Business Tax and related surcharges on revenues from online game operations. Business tax and the related surcharges are recognized when the revenue is earned.

  d.     Income taxes

Cayman Islands and British Virgin Islands

        Under the current laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries in Cayman Islands and British Virgin Islands are not subject to tax on their income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

United States

        PW USA, Runic Games and Cryptic Studios are generally subject to corporate income tax rates ranging from 15% to 35% at the federal level and, in some instances, are also subject to tax at the state level. State tax rates vary by jurisdiction.

Hong Kong

        Under the current Hong Kong Inland Revenue Ordinance, the Group's subsidiaries in Hong Kong are subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by PW Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Malaysia

        PW Malaysia engages in offshore licensing activity. It is subject to a fix amount corporate income tax of MRT20,000 a year. Perfect Play engages in onshore business activities, and is subject to a 25% corporate income tax rate.

Taiwan

        The Group's subsidiary established in Taiwan is subject to 17% corporate income tax rate (taxable income up to TWD120,000 is exempt).

Netherlands

        The fiscal unity PW Universal in Netherlands engages in intra-group licensing and local sales and marketing. The standard corporate income tax rate is 25%. A lower rate of 20% applies to the first EUR200,000 of taxable income.

Japan

        The total corporate income tax burden (i.e. effective tax rate) is 40.7% for C&C Media and CCO in Japan.

PRC

        On March 16, 2007, the National People's Congress of PRC enacted a new corporate income tax law, under which Foreign Investment Enterprises ("FIEs") and domestic companies would be subject to corporate income tax at a uniform rate of 25%. There will be a five-year transition period for FIEs, during which FIEs are allowed to continue to enjoy their existing preferential tax treatments. Preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as "software enterprises" and/or "high and new technology enterprises," whether FIEs or domestic companies. The new corporate income tax law became effective on January 1, 2008.

        Under the new corporate income tax law, enterprises that were established before March 16, 2007 and already enjoyed preferential tax treatments will continue to enjoy them (i) in the case of preferential tax rates, for a period of five years from January 1, 2008 to December 31, 2012, or (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term.

        PW Network has been qualified as "high and new technology enterprise" under the new corporate income tax law from 2008 to 2013 and maintained its "software enterprise" status from 2008 to 2012. PW Network elected to enjoy the preferential tax treatment as the "software enterprise." Therefore, PW Network was entitled to the tax exemption in 2008 and a 50% income tax reduction to a rate of 12.5% from 2009 to 2011. PW Network enjoyed a preferential tax rate of 15% in 2012, and will continue to enjoy the same tax rate in 2013 as a "high and new technology enterprise."

        PW Software has been qualified as "high and new technology enterprise" from 2008 to 2013. Therefore, PW Software was entitled to the tax exemption in 2008 and 2009 and a 50% reduction of its applicable corporate income tax rate of 15% from 2010 to 2012. PW Software will enjoy a preferential tax rate of 15% in 2013 as a "high and new technology enterprise."

        Shanghai PW Network has been qualified as "software enterprise" status from 2009 to 2012. Shanghai PW Network achieved cumulative taxable income for the year ended December 31, 2009. Shanghai PW Network was entitled to the tax exemption in 2009 and 2010 and was subject to a 50% income tax reduction to a rate of 12.5% in 2011 and 2012. Shanghai PW Network will continue to enjoy the same tax reduction in 2013, provided that it continues to be qualified as a "software enterprise" during such period.

        PW Digital Software and PW Digital have been qualified as "software enterprise" status from 2010 to 2012. PW Digital Software and PW Digital achieved cumulative taxable income for the year ended December 31, 2010. Therefore, PW Digital Software and PW Digital were entitled to the tax exemption in 2010 and 2011 and were subject to a 50% income tax reduction to a rate of 12.5% in 2012. PW Digital Software and PW Digital will continue to enjoy the same tax reduction from 2013 to 2014, provided that they continue to be qualified as a "software enterprise" during such period.

        Except for PW Network, PW Software, Shanghai PW Network, PW Digital Software and PW Digital, the Group's other major China-based subsidiaries and VIEs are subject to a 25% corporate income tax rate.

Withholding tax on undistributed dividends

        New corporate income tax law imposes a withholding tax for any dividends to be distributed. All the foreign invested enterprises are subject to the withholding tax from January 1, 2008. According to accounting guidance applicable to undistributed earnings, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

        Pursuant to the new corporate income tax law and the Implementing Rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise to its foreign investors will be subject to a 10% withholding tax if the foreign investors are considered as non-resident enterprises. A lower withholding tax rate will be applied if there is a tax treaty arrangement between China and the jurisdiction of the foreign holding companies, such as Hong Kong, which will be taxed at 5%. PW Software, Shanghai PW Software and PW Game Software are invested by immediate foreign holding company in Hong Kong. As a result, dividend declared by the Group's PRC subsidiaries is subjected to the withholding tax at a rate of 5%. In the fourth quarter of 2008, to fund the Company's share repurchase program, PW Software decided to declare dividend for the earnings generated in 2008 to its direct parent, PW Hong Kong. As such, a 5% withholding tax of RMB26.0 million was accrued and recorded as deferred tax liabilities as of December 31, 2008.

        The Group continued to accrue withholding tax of RMB19,744,931 in the first two quarters of 2009. In the third quarter of 2009, the Board of Directors decided that the Group would not distribute any profit out of PW Software upon the expiration of the 2008 share repurchase program and would retain such profit within PRC to reinvest in its PRC operations indefinitely. Therefore, no withholding income tax had been accrued until the third quarter of 2011 that the Board of Directors approved a change in the Group's dividend policy to reflect the Group's intention to distribute part of the earnings of the Group's PRC subsidiaries to PW Hong Kong, from time to time, for eventual dividend payments to the Company's shareholders. As such, a withholding tax of RMB76,380,924 was accrued and recorded as deferred tax liabilities as of December 31, 2011 for all undistributed earnings of the Group's PRC subsidiaries from July 1, 2009 to December 31, 2011. As of December 31, 2012, a withholding tax of RMB19,645,562 was accrued and recorded as deferred tax liabilities for all undistributed earnings of the Group's PRC subsidiaries from January 1, 2012 to December 31, 2012. The Company will continue to accrue and record the withholding income tax for all undistributed earnings earned in the future years under this adjusted dividend policy.

        The license fees and royalties received from the Group's licensees in various jurisdictions outside of the PRC are subject to withholding taxes at rates ranged from 0% to 20%. The Group recognized RMB26,380,188, RMB20,321,733 and RMB9,888,633 as income tax expense related to withholding taxes during the years ended December 31, 2010, 2011 and 2012, respectively.

Components of income taxes

	For the years ended December 31,
	2010		2011		2012
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	23,177,519	38,222,762	8,905,442	68,669,388	21,940,668	95,772,411
Deferred income tax (credit) / expense	(6,335,583)	7,551,446	(12,408,199)	(164,833)	(4,623,738)	(26,504,171)
Foreign withholding tax expense	14,055,414	12,324,774	11,297,575	9,024,158	5,520,677	4,367,956
PRC withholding tax on undistributed earnings	—	—	76,380,924	—	19,645,562	—

Income tax expense	30,897,350	58,098,982	84,175,742	77,528,713	42,483,169	73,636,196

        Reconciliation of the difference between PRC statutory income tax rate and the Group's effective income tax rate for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(17.9)%	(16.0)%	(15.9)%
Effect of tax-exempt entities	0.1%	0.4%	0.3%
Change in valuation allowance	2.5%	1.3%	6.5%
Effect of the overseas withholding taxes	2.9%	1.8%	1.5%
Effect of the PRC withholding tax on undistributed earnings	0%	6.7%	3.0%
Effect of permanent difference	(2.1)%	(0.9)%	(1.0)%
Others	(0.8)%	(4.1)%	(1.9)%

Effective income tax rate	9.7%	14.2%	17.5%

        The following table sets forth the computation of the effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company for the years ended December 31, 2010, 2011 and 2012, respectively:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Effect of tax incentive and holiday	164,043,428	182,757,137	105,263,201
Basic net earnings per ordinary share effect	0.66	0.75	0.44

  e.     Deferred tax assets and deferred tax liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,242,505	802,603
Net operating loss carryforwards	75,807,559	122,629,225
Current reserves and accruals	9,257,387	33,060,825
Depreciation and amortization	4,684,389	1,528,100
R&D Credit	15,626,769	19,609,277
Others	38,689,870	25,555,355

Total deferred tax assets	145,308,479	203,185,385
Less: Valuation allowance	(51,217,697)	(86,793,131)

Total deferred tax assets net off valuation allowance	94,090,782	116,392,254
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	96,017,995	60,112,309
Intangible assets arisen from business combination	39,851,028	33,182,557
Others	10,795,393	7,178,898

Total deferred tax liabilities	146,664,416	100,473,764

Net deferred tax (liabilities) / assets	(52,573,634)	15,918,490

        The net operating loss carryforwards are resulting from operating losses of some subsidiaries and VIEs of the Group that had losses at their individual entity level.

        As of December 31, 2012, the Group's U.S. subsidiaries had federal and state net operating loss carryforwards of approximately RMB149,659,561 and RMB147,092,360, respectively, to offset future taxable income. The federal and state net operating loss carryforwards, if not utilized, will expire beginning in 2030 and 2031, respectively. Federal and California tax laws impose restrictions on the utilization of net operating loss carryforwards in the event of an ownership change, as defined in Section 382 of the Internal Revenue Code. The Company's ability to utilize its net operating loss carryforwards are subject to limitations under these provisions.

        The Group's U.S. subsidiaries, primary Cryptic Studios acquired in August 2011, had federal and state R&D credit carryforwards of RMB16,832,447 and RMB18,195,724, respectively, to offset future tax liability. The federal R&D credit, if not utilized, will expire beginning 2031.

  Movement of valuation allowance

	For the years ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of the year	34,355,314	51,217,697
Current year addition	19,768,409	45,108,417
Current year reversal	(2,906,026)	(9,532,983)

Balance at end of the year	51,217,697	86,793,131

        Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carryforwards; and (iii) tax planning strategies.

  f.      Uncertain tax positions

        The following table summarizes the activity related to the Group's uncertain tax benefits from January 1, 2010 to December 31, 2012:

	For the years ended December 31,
	2010	2011	2012
		RMB	RMB
Balance at January 1	—	—	10,517,130
Tax positions related to current year:
Additions	—	1,481,443	798,075
Tax positions related to prior year:
Additions	—	9,297,799	878,919
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	—	(262,112)	(32,602)

Balance at December 31	—	10,517,130	12,161,522

        The Group did not have any unrecognized uncertain tax positions as of December 31, 2010. As of December 31, 2011 and 2012, the Group's US subsidiaries, primary Cryptic Studios, recorded unrecognized tax benefits related to R&D credits. The Group does not anticipate the uncertain tax positions to significantly increase or decrease within twelve months of December 31, 2012.

Employee benefits	12 Months Ended
Dec. 31, 2012
Employee benefits
Employee benefits

20. Employee benefits

        The Group is required to accrue monthly for staff welfare benefits for the full-time employees of its subsidiaries and the consolidated variable interest entities incorporated in the PRC and make contributions to the government and relevant state sponsored pension and medical plans with all the amounts accrued. Such staff welfare benefits include medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund and are determined based on certain percentages of the employees' respective salaries in accordance with relevant regulations. The amount of such cash contributions may increase due to the Group's expanding workforce as the Group grows its business or increase wage levels. However, the Group does not expect that such increase will have a material effect on its liquidity. The total amounts charged to the Consolidated Statements of Income and Comprehensive Income for such employee benefits amounted to approximately RMB86,753,359, RMB118,050,608 and RMB140,611,985 for the years ended December 31, 2010, 2011 and 2012, respectively. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees and the Group's obligation is limited to the amounts contributed.

Net earnings per share	12 Months Ended
Dec. 31, 2012
Net earnings per share
Net earnings per share

21. Net earnings per share

        The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2010, 2011 and 2012:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Income from continuing operations, net of tax	827,869,318	983,672,251	540,650,188
Income from discontinued operations, net of tax	12,831,455	314,164	—

Net income attributable to ordinary shareholders	840,700,773	983,986,415	540,650,188

Denominator:
Weighted-average number of ordinary shares outstanding, basic	250,232,543	243,765,093	239,119,233
Effect of dilutive share options	14,585,833	11,615,234	3,376,427

Weighted-average number of ordinary shares outstanding, diluted	264,818,376	255,380,327	242,495,660

Net earnings per ordinary share, basic
Continuing operations	3.31	4.04	2.26
Discontinued operations	0.05	0.00	—

Total earnings per ordinary share, basic	3.36	4.04	2.26

Net earnings per ordinary share, diluted
Continuing operations	3.12	3.85	2.23
Discontinued operations	0.05	0.00	—

Total earnings per ordinary share, diluted	3.17	3.85	2.23

        For the years ended December 31, 2010, 2011 and 2012, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 7,385,903, 11,553,019, and 13,602,359, respectively.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

22. Segment Information

        In August 2011, the Group sold its film and television business segment to a related party. Accordingly, the results of operations for film and television business have been reclassified as discontinued operations for all periods presented. Subsequent to the sale of film and television business, the Group focused on its core online game development and operation business. Along with the expansion of the Group's overseas online game operations and continuous growth of revenues and profits in foreign countries during 2011 and 2012, the Group has determined that it operates in two principal operating segments: 1) PRC operations and 2) International operations. Information regarding the business segments provided to the Group's CODM on regular basis is at the revenue level or segment cost and operating expenses level. In 2012, the Group slightly adjusted the profit measure used by our CODM to evaluate the performance of our operating segments. The Group's CODM currently does not considers: (1) revenues arising from intercompany transactions between different segments, primarily the intercompany intellectual property rights transfers, or (2) share-based compensation charges, in measuring profit or loss of the operating segments. This has been reflected in the accompanying segment disclosures and the prior years' presentation has been updated to conform to the current year presentation. The Group currently does not allocate assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

        The following table presents summary information by segments for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31, 2010
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	1,962,904,778	420,735,761	2,383,640,539
Segment cost and operating expenses	(1,098,951,451)	(309,509,101)	(1,408,460,552)

Segment operating profit	863,953,327	111,226,660	975,179,987
Share-based compensation cost			(96,785,403)
Total other income			35,739,651

Income before tax			914,134,235

	For the year ended December 31, 2011
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,369,810,789	613,625,868	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(473,004,537)	(1,855,413,587)

Segment operating profit	987,401,739	140,621,331	1,128,023,070
Share-based compensation cost			(104,736,527)
Total other income			118,518,084

Income before tax			1,141,804,627

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment cost and operating expenses	(1,526,935,021)	(660,726,950)	(2,187,661,971)

Segment operating profit	566,122,278	16,801,806	582,924,084
Share-based compensation cost			(71,144,592)
Total other income			151,583,641

Income before tax			663,363,133

        Geographic information for the years ended December 31, 2010, 2011, and 2012 is based on the location of the customers. Revenues from external customers by geographic areas were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Domestic	1,750,315,088	2,123,070,915	1,925,177,127
North America	266,168,245	372,860,848	445,908,814
Other international regions	367,157,206	487,504,894	399,500,114

Total	2,383,640,539	2,983,436,657	2,770,586,055

        The Group's majority long-lived assets are located in the PRC, no geographic information are presented.

Dividend	12 Months Ended
Dec. 31, 2012
Dividend
Dividend

23. Dividend

        On March 14, 2012, the Company's board of directors declared special cash dividends to the Company's shareholders of record as of the close of business on April 6, 2012, at US$0.40 per Class A or Class B ordinary share, or US$2.00 per ADS, each representing five Class B ordinary shares of the Company. On April 13, 2012, the Company distributed the dividends which amounted to RMB607,623,579.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

24. Related party transactions

        The table below sets forth the major related parties and their relationships with the Group as of December 31, 2012:

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. ("Jiuzhou Tianyuan")	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")	One of the Company's Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Unknown Worlds	An investee of the Company

        During the years ended December 31, 2010, 2011 and 2012, significant related party transactions were as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cash collection on behalf of Ye Net*	1,073,284	—	—
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. ("Jiuzhou Kaiyuan")**	16,885,051	—	—
Equity investment in Zhizhu Network***	27,000,000	—	—
Short-term loan to Zhizhu Network***	2,500,000	—	—
Transfer domain name of 178.com to Zhizhu Network***	—	—	—
Marketing services provided by Zhizhu Network***	1,422,500	2,242,500	925,000
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.****	—	360,000,000	—
Loan to Unknown Worlds	—	7,561,080	—
Office rental income from PW Pictures	—	138,074	680,970

        As of December 31, 2011 and 2012, outstanding amount due from/to related parties were as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Prepayment to Zhizhu Network for marketing service***	40,000	—
Loan to Unknown Worlds	7,561,080	7,542,600

Total	7,601,080	7,542,600

Due to Zhizhu Network for marketing service***	155,000	—
Due to PW Pictures for office rental deposit	—	150,000

Total	155,000	150,000

*
Ye Net ceased to be a related party of the Group as it became the Group's majority-owned VIE starting January 2011. See Note 10(5) for details.

**
Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company's former Directors who has resigned from Board during May 2010.

***
Zhizhu Network was a related party due to the interest free personal loans to the then shareholders of Zhizhu Network, which was later used to fund the operations of Zhizhu Network provided by Mr. Michael Yufeng Chi prior to the Group's investments in Zhizhu Networks.

****
For details of this transaction, please see Note 11.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

25. Commitments and contingencies

  a.
  Contractual commitment

        Contractual commitments related to office rental, leases signed for co-location services and server rentals, leasehold improvement, building renovation and other purchase obligation are presented in the following table:

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Other Purchase Obligation	Total
	RMB	RMB	RMB	RMB	RMB
2013	61,169,556	40,803,902	12,573,486	75,426,000	189,972,944
2014	58,202,652	—	—	—	58,202,652
2015	51,172,719	—	—	—	51,172,719
2016	34,166,950	—	—	—	34,166,950
2017	34,999,357	—	—	—	34,999,357
Thereafter	41,015,392	—	—	—	41,015,392

	280,726,626	40,803,902	12,573,486	75,426,000	409,530,014

        The rental expenses including server leasing rental and office rental were approximately RMB112,619,877, RMB142,073,341 and RMB158,841,427 for the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to the Consolidated Statements of Income and Comprehensive Income when incurred.

        In 2011, the Group entered into a limited partnership agreement to invest up to RMB643.5 million in the VC Fund over a nine-year period as a limited partner. The VC Fund is managed by one general partner unrelated to the Group and is focusing on companies with high-growth potentials in certain technology, media and telecommunications sectors. As of December 31, 2012, the Group has contributed RMB200.0 million to the VC Fund. The remaining committed capital of RMB443.5 million will be contributed over the investment term upon the capital call by the general partner. Subsequently, in early 2013, the Group entered into a supplemental contract to increase its committed capital of an additional RMB396.0 million (See Note 27).

  b.
  Contingencies

        The Group is subject to a variety of claims and suits that arise from time to time in the ordinary course of its business.

        On February 2, 2012, a Chinese company unrelated to the Group sought a court order of attachment against the assets of Jiuzhou Tianyuan which was later withdrawn in July 2012 according to a count record.

        On March 20, 2012, Jiuzhou Tianyuan filed a case against PW Network seeking access to financial and other information of PW Network as an equity holder of PW Network, notwithstanding that it has entered into an equity pledge agreement to pledge all its equity interests in PW Network to PW Software. Jiuzhou Tianyuan withdrew its case in June 2012 and the registration of the equity pledge of Jiuzhou Tianyuan with the relevant administration for industry and commerce was completed in July 2012.

        A civil case entitled Li Hong v. Perfect World Co., Ltd., et al., Case No. 12-Cv-3741, was filed on May 10, 2012 in the United States District Court for the Southern District of New York against the Company and Mr. Michael Yufeng Chi alleging, among other things, federal securities law violations arising from alleged lack of disclosure relating to the transactions with Zhizhu Network and the sale of the Group's film and television business to a company majority owned by Mr. Michael Yufeng Chi referenced above. The plaintiff sought compensatory damages and injunctive relief in the complaint filed in the court. The case was dismissed with prejudice by the court in August 2012.

        On February 1, 2013, a Delaware company sued PW USA (Parallel Networks, LLC v. Perfect World Entertainment, Inc., Case No. 13-cv-00182) and ten other companies in related actions for patent infringement in the United State District Court for the District of Delaware. The plaintiff alleged that PW USA's installers, downloaders and/or launchers, which are downloaded by users from our websites in connection with the distribution of our games, infringed two of its patents. The Group believes this case is without merit and intend to vigorously defend it.

        The Group did not record any other legal contingencies as of December 31, 2012.

Restricted net assets	12 Months Ended
Dec. 31, 2012
Restricted net assets
Restricted net assets

26. Restricted net assets

        Relevant PRC laws and regulations permit payments of dividends by the subsidiaries and the VIEs incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company's subsidiaries and VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserve. The statutory general reserve fund (see Note 3(23)) requires annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The restricted portion amounted to approximately RMB811.0 million or 20.2% of the Company's total consolidated net assets as of December 31, 2012. The Company requires cash resources from its PRC subsidiaries and VIEs to pay dividends to the Company's shareholders. There were immaterial undistributed retained earnings by the equity accounted investees in the consolidated retained earnings because majority of them have been loss making.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

27. Subsequent events

(1)   Investment in Unknown Worlds

        In February 2013, the Group increased the equity interest in Unknown Worlds from 40% to 60%. Due to the timing of the closing, the Company has not completed the purchase accounting for this transaction as of the date the financial statements were issued.

(2)   Increase investment in venture capital fund

        In March 2013, the Group increased its committed capital for an additional RMB396.0 million into the VC Fund, and the investment term was changed to 12 years. The VC Fund intends to invest the additional capital received into another private equity fund (the "PE Fund") as one of its limited partners. To the knowledge of the Group, the PE Fund will primarily focus on investing in mature companies in the consumer and retail, financial services, health care, TMT, energy and natural resources, and high value-added manufacturing industries in China.

(3)   Dividend distribution

        On March 10, 2013, the Company's board of directors declared an annual cash dividends in the aggregate amount of approximately US$22 million to its shareholders of record as of the close of business on April 8, 2013, at US$0.09 per Class A or Class B ordinary share, or US$0.45 per ADS, each representing five Class B ordinary shares of the Company. The dividends were distributed in cash on April 15, 2013.

(4)   Repayment of short-term bank loan

        On April 3, 2013, the Group repaid in full amount US$95,000,000 short-term bank loan obtained in March 2012 (see Note 14). RMB658,715,750 pledged to secure this bank loan was released accordingly.

(5)   Short-term bank loan

        On April 8, 2013, the Group entered into a loan agreement with a bank whereby the Group effectively pledged certain time deposits with a total amount of RMB161.0 million to secure a bank loan, totaling US$25.0 million carrying a floating rate of interest based on 3-month LIBOR plus 1%. The bank loan will be repaid on or before April 8, 2014.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Basis of presentation

(1)   Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

        Amounts in the consolidated financial statements for the years ended December 31, 2010 and 2011 presented the film and television business as a discontinued operations as a result of the sale of film and television business in 2011. See Note 11, Discontinued Operations.

Principles of consolidation and recognition of non-controlling interest

(2)   Principles of consolidation and recognition of non-controlling interest

        The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

        Net income or losses of the Company's majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business acquisitions are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities. Net income or losses attributable to the non-controlling shareholders are recorded in the Group's Consolidated Statements of Income and Comprehensive Income.

Use of estimates

(3)   Use of estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

        Significant accounting estimates in the Group's consolidated financial statements mainly include the useful life of in-game items, churn rate of the inactive players, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of long-lived assets, intangible assets and goodwill, realization of deferred tax assets, and share-based compensation expenses.

Foreign currency translation

(4)   Foreign currency translation

        The Group's reporting currency is Renminbi ("RMB"). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is United States dollars ("US dollars" or "US$"). The functional currency of the Group's other international subsidiaries is evaluated on a case-by-case basis and is often the local currency.

        Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of Others, net in the Consolidated Statements of Income and Comprehensive Income. Total exchange (loss) / gain, were RMB(5,802,680), RMB(7,994,077) and RMB3,334,352 for the years ended December 31, 2010, 2011 and 2012, respectively.

        The financial statements of the Group's overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting foreign currency translation adjustments are recorded as Accumulated other comprehensive income / (loss) in shareholders' equity. Total foreign currency translation adjustment (loss) / income were RMB(503,180), RMB5,525,927 and RMB(20,112,491) for the years ended December 31, 2010, 2011 and 2012, respectively.

Convenience translation

(5)   Convenience translation

        Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flow from RMB into US$ as of and for the year ended December 31, 2012 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.2301, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Cash and cash equivalents, restricted cash and restricted time deposit

(6)   Cash and cash equivalents, restricted cash and restricted time deposit

        Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

        Restricted cash is reported separately in the Consolidated Balance Sheets. Cash and time deposit that are restricted as to withdrawal or use for current operations is classified as restricted cash. Cash and time deposit that are restricted as to withdrawal or use for other than current operations is classified as non-current. The Group's restricted cash and non-current restricted time deposit mainly represents (a) cash and time deposit held in a designated bank account for the sole purpose of business operation including guarantees for office rental and royalty fee of a licensed game; and (b) cash and time deposit that are pledged for short-term loans.

Short-term investment

(7)   Short-term investments

        The Group invested in certain financial instruments with a variable interest rate indexed to the performance of underlying assets. These financial instruments had maturity dates within one year and are classified as short-term investments. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year. These investments were recorded at fair value with the unrealized gains or losses recorded as accumulated other comprehensive income in shareholders' equity. Realized gains are reflected as a component of interest income.

        The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment charge in the Consolidated Statements of Income and Comprehensive Income. No impairment charges were recorded for the years ended December 31, 2010, 2011 and 2012.

Fair value of financial instruments

(8)   Fair value of financial instruments

        Financial instruments of the Group primarily comprise cash and cash equivalents, restricted cash, short-term investments, accounts receivable, current and non-current prepayments and other assets, long-term time deposits, restricted time deposits, accounts payable, short-term bank loans, advances from customers, accrued expenses and other liabilities, current and non-current deferred revenues and other long-term liabilities. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate at each period end.

        The Group measures its cash equivalents, short term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

        Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

        Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Accounts receivable, net

(9)   Accounts receivable, net

        Accounts receivable are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

Equity investments

(10) Equity investments

        Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information such as financing rounds. No impairment charges were recorded for the years ended December 31, 2010, 2011 and 2012.

Film and television cost (discontinued operations)

(11) Film and television cost (discontinued operations)

        Film and television costs include capitalizable production costs, production overhead, development costs, and acquired production costs and are stated at the cost, less accumulated amortization. Marketing, distribution, and general and administrative costs are expensed as incurred.

        Costs of film and television productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs of film and television productions exceed their estimated fair values is written off. Film and television development costs for projects that have been abandoned or have not been set for production within three years are generally written off. Film and television production costs that were written off were RMB4,812,737, Nil and Nil for the years ended December 31, 2010, 2011 and 2012, respectively.

        Film and television production costs are capitalized and then expensed, together with any participation and residual costs, based on the ratio of the current period's revenues to estimated remaining total revenues ("Ultimate Revenues") from all sources on an individual production basis. Ultimate Revenues for film and television productions include revenues that will be earned within ten years from the date of the initial theatrical release. These estimates are reviewed on a periodic basis.

Property, equipment and software, net

(12) Property, equipment and software, net

        Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

        Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statements of Income and Comprehensive Income.

Construction in progress

(13) Construction in progress

        Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets

(14) Intangible assets

Copyrights

        Copyrights purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately five to seven years.

Intangible assets arising from assets acquisition and business combinations

        The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

In-progress research and development costs

        The accounting treatment for in-process research and developments ("IPR&D") varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, beginning from January 1, 2009, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets' useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

Online game product development costs

        The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3(20) for more details regarding online game product development costs.

Impairment of long-lived assets and intangible assets

(15) Impairment of long-lived assets and intangible assets

        Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment charge for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. The impairment charges of intangible assets recorded in cost of revenue for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB11,201,856, respectively. The impairment charges of intangible assets recorded in general administration expenses for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB1,649,923, respectively. The impairment charge of long-lived assets recorded in cost of revenue for the years ended December 31, 2010, 2011 and 2012 were amounting to Nil, Nil and RMB8,117,828, respectively. The impairment of above mentioned intangible assets and long-lived assets was primarily caused by unsatisfactory performance of the Group's certain smaller games in 2012.

Goodwill

(16) Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not depreciated or amortized but is tested for impairment on an annual basis every November 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The goodwill impairment charges for the years ended December 31, 2010, 2011 and 2012 were Nil, Nil and RMB40,769,946, respectively. See Note 13 for more details regarding goodwill.

Revenue recognition

(17) Revenue recognition

Online game operation revenues

        The Group earns majority of its revenue through providing online game operation services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

        The Group assesses the estimated lives of in-game items for all the item-based online games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

        Under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and will partially delay the revenue recognition until the consumption of free prepaid cards.

        Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2010, 2011 and 2012, the Group recognized Nil, RMB10,647,183 and RMB4,428,309 as other income from expired game cards.

        In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player's personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players' churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2010, 2011 and 2012, the Group recognized RMB61,931,492, RMB103,939,999 and RMB98,367,393 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Licensing revenues

        The Group enters into licensing arrangements with licensees to operate the Group's games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

        In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e., post-sale customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

        In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

        According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Film and television revenues (discontinued operations)

        The Group recognizes revenues from the distribution of a film when the film is shown in theaters, provided that no significant obligations remain, the amount of the receivables can be accurately estimated, and the collection of which is reasonably assured. Revenues from film licensing arrangements are recognized when the materials are available for distribution by the licensees and when other contractual obligations or conditions are met. Revenues from the licensing TV series are recognized when the TV series are available for broadcasting by the licensee and when other contractual obligations or conditions are met. Revenues from film and TV series related advertising are recognized when services associated with the film distribution and TV license arrangements are provided.

Deferred revenues

(18) Deferred revenues

        For online game revenues, deferred revenues represent (a) online point fees received from customers which are activated or charged to the respective player game accounts by players, but have not been consumed by the players or expired; and (b) in-game virtual items purchased by players but not consumed or expired. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non-current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

        The deferred revenues related to online game operation as of December 31, 2011 and 2012 were RMB463,828,951 and RMB410,983,447, respectively. The deferred revenues related to licensing as of December 31, 2011 and 2012 were RMB15,573,561 and RMB11,225,181, respectively.

Cost of revenues

(19) Cost of revenues

        Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, revenue-sharing cost or royalties paid to third parties, value added tax ("VAT"), business tax and other direct costs of providing these services.

        The Group has adopted the gross presentation for VAT and business tax, VAT and business tax are included in revenues and cost of revenues.

        The total amount of net VAT and business tax recorded in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB99,702,834, RMB114,665,467 and RMB105,107,074, respectively.

        See Note 19 for more details regarding VAT and business tax.

Online game product development costs

(20) Online game product development costs

        Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

        The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group's online gaming products.

        Prior to April 1, 2010, as the period between the technological feasibility establishment and the game release had been very short, the development costs incurred in that period were insignificant. Thus, the Group had expensed all online game development costs as incurred. Due to the extended game development cycle and the incurrence of material online game development cost post feasibility, from April 2010, the Group started to capitalize the qualified online game development costs as intangible assets.

        For the years ended December 31, 2010, 2011 and 2012, the amount of online game development costs capitalized as intangible assets was approximately RMB29,502,827, RMB12,516,776 and RMB5,875,774, respectively.

Share-based compensation expense

(21) Share-based compensation expense

        Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the Board of Directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. When estimating the fair value of the ordinary shares, both internal and external sources of information are reviewed.

        A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs. For unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Income taxes

(22) Income taxes

        Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Income and Comprehensive Income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

        In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Statutory reserves

(23) Statutory reserves

        The Group's subsidiaries and the VIEs incorporated in China are required to make appropriations to reserves, comprising the statutory general reserve, statutory public welfare reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People's Republic of China (the "PRC GAAP"). Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities' registered capital. Appropriations to the statutory public welfare reserve and the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory public welfare reserve is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital. For the years ended December 31, 2010, 2011 and 2012, profit appropriation to statutory general reserve for the Group's entities incorporated in China was approximately RMB57,700,883, RMB31,541,131 and RMB4,923,933, respectively. No appropriation to other reserves were made for any of the years presented.

Advertising expenses

(24) Advertising expenses

        The Group expenses advertising costs as incurred. Total advertising expenses were RMB178,102,579, RMB173,454,641 and RMB160,279,673 for the years ended December 31, 2010, 2011 and 2012, respectively, and were recorded in sales and marketing expenses.

Leases

(25) Leases

        Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

Net earnings per share

(26) Net earnings per share

        Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Dividends

(27) Dividends

        The Board of Directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

        Under PRC regulations, the Group's subsidiaries incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and relevant regulations. In addition, the Group's subsidiaries are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3(23)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

Segment reporting

(28) Segment reporting

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

        The Group's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group's operating segments are based on this organizational structure and information reviewed by the Group's CODM to evaluate the operating segment results.

Comprehensive income

(29) Comprehensive income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the foreign currency translation adjustments as other comprehensive income / (loss) in the Consolidated Statements of Income and Comprehensive Income. See Note 3(4) for more details concerning the foreign currency translation adjustments.

Discontinued operations

(30) Discontinued operations

        A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as "discontinued operations" in the Consolidated Statements of Income and Comprehensive Income. The comparative Consolidated Statements of Income and Comprehensive Income are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as "discontinued operations" or "assets/liabilities held for sale" are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

Recent accounting pronouncement

(31) Recent accounting pronouncement

        In July 2012, the FASB issued revised guidance on "Testing Indefinite-Lived Intangible Assets for Impairment." The revised guidance provides an entity the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with U.S. GAAP. The revised guidance is effective for the Company for annual and interim impairment tests performed for the fiscal year beginning on January 1, 2013. This amendment will not have a material effect on the Group's financial position, results of operations or liquidity.

        In February 2013, the FASB issued revised guidance on "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for the Company for the reporting periods beginning on January 1, 2013. The revised guidance will not have a material effect on the Group's financial position, results of operations or liquidity.

Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Details of the subsidiaries and major VIEs

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. ("PW Software")	100%	Beijing, China, August 2006
Perfect Online Holding Limited ("PW Hong Kong")	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. ("PW USA")	100%	Delaware, USA, April 2008
Perfect Game Holding Limited ("PW BVI")	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. ("PW Malaysia")	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. ("InterServ Caymans")	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. ("InterServ Shanghai")	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. ("PW Interactive")	100%	Cayman Islands, March 2009
Perfect Sky Online Co., Limited ("PW Sky")	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. ("PW Antilles")	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. ("PW Taiwan")	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. ("PW Universal")	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. ("Shanghai PW Software")	100%	Shanghai, China, December 2009
Perfect World Europe B.V. ("PW Europe")	100%	Netherlands, January 2010
C&C Media Co., Ltd. ("C&C Media")	100%	Japan, acquired in April 2010
CCO Co., Ltd. ("CCO")	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. ("PW Digital Software")	100%	Beijing, China, April 2010
Runic Games, Inc. ("Runic Games")	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. ("PW Game Software")	100%	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment")	100%	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy")	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management")	100%	British Virgin Islands, October 2011
NGL Co., Ltd. ("NGL")	100%	Korea, November 2011 *
Zongheng Limited ("Zongheng Cayman")	70%	Cayman Islands, acquired in January 2012
Zongheng Online LIMITED ("Zongheng Hong Kong")	70%	Hong Kong, China, acquired in January 2012
Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	70%	Beijing, China, acquired in January 2012
Perfect Play SDN. BHD. ("Perfect Play")	100%	Labuan, Malaysia, November 2012

VIEs	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. ("PW Network")	100%	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. ("PW Literature")	100%	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. ("Shanghai PW Network")	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. ("Chengdu PW Network")	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. ("PW Digital")	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")	100%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Picture Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. ("Trendsters Investment")	100%	Tianjin, China, November 2011
Beijing Neon Culture Communication Co., Ltd. ("Neon Culture")	90%	Beijing, China, August 2012
*
NGL was incorporated in November 2011 in Korea in accordance with joint venture agreement between the Group and Nexon, in which the Group held 51% equity interest. In October 2012, the Group further entered into a share transfer agreement with Nexon, to acquire the remaining 49% equity interest for a consideration of approximately RMB5,676,060. The Group holds 100% equity in NGL after this transaction. As the Group maintained controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest, amounting to RMB(522,914), was recorded in additional paid-in capital of the Group.

Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable interest entities
Schedule of financial statement balances and amounts of Group's VIEs and subsidiaries

	December 31, 2011	December 31, 2012
	RMB	RMB
Current assets	1,319,777,876	1,881,651,904
Non-current assets	400,773,821	345,087,386

Total assets	1,720,551,697	2,226,739,290

Current liabilities	637,643,480	892,021,422
Non-current liabilities	10,828,587	29,211,730

Total liabilities	648,472,067	921,233,152

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	1,908,947,839	2,182,477,147	1,946,345,171
Net income	213,169,508	291,401,686	239,972,495

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Estimated useful lives

Estimated useful life
Office building	33 - 40 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Acquired intangible assets estimated economic useful lives

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 7.4 years
Completed game	1.6 - 4 years
Trade name and domain name acquired from business combinations	Indefinite life

Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair value measurement
Fair value measurements of the assets that are measured at fair value on a recurring basis:

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	—	312,772,838	—
Money market fund	896,416	896,416	—	—
Restricted cash	535,500,431	—	535,500,431	—
Short-term investments:
Available-for-sale securities	40,000,000	—	40,000,000	—
Time deposits	99,517,875	—	99,517,875	—
Long-term time deposits	293,892,575	—	293,892,575	—
Restricted time deposit	125,717,425	—	125,717,425	—

Total assets	1,408,297,560	896,416	1,407,401,144	—

		Fair value measurement at reporting date using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	136,987,337	—	136,987,337	—
Money market fund	629,374	629,374	—	—
Restricted cash	891,462,180	—	891,462,180	—
Short-term investments:
Available-for-sale securities	967,792,000	—	967,792,000	—
Time deposits	541,092,886	—	541,092,886	—
Long-term time deposits	51,465,395	—	51,465,395	—
Restricted time deposit	7,814,450	—	7,814,450	—

Total assets	2,597,243,622	629,374	2,596,614,248	—

Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable, net
Schedule of accounts receivable, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable, gross	142,543,972	110,286,428
Allowance for doubtful accounts:
Balance at beginning of year	(9,817,494)	—
Additional provision for bad debt	—	—
Write-offs	—	—
Disposal of film and television business	9,817,494	—

Balance at end of year	—	—

Accounts receivable, net	142,543,972	110,286,428

Equity investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity investments
Schedule of changes in equity investments

	Chengdu Seasky	Ye Net	Zhizhu Network	Unknown Worlds	Venture Capital Fund	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2010	10,566,393	14,280,294	24,532,222	—	—	49,378,909
Investment	—	—	—	10,803,330	—	10,803,330
Share of (loss) / income in equity investment	(513,232)	889,549	(952,474)	(998,349)	—	(1,574,506)
Converted to controlling interest	—	(15,169,843)	—	—	—	(15,169,843)
Disposal of equity investment	(10,053,161)	—	—	—	—	(10,053,161)

Balance as of December 31, 2011	—	—	23,579,748	9,804,981	—	33,384,729
Investment	—	—	—	—	200,000,000	200,000,000
Share of (loss) / income in equity investment	—	—	(2,634,842)	6,638,070	(9,337,723)	(5,334,495)
Foreign currency translation adjustments	—	—	—	(43,034)	(175,143)	(218,177)

Balance as of December 31, 2012	—	—	20,944,906	16,400,017	190,487,134	227,832,057

Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, equipment and software, net
Schedule of Property, equipment and software, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Office building	933,344,157	935,256,692
Office furniture	16,380,361	16,437,212
Computers & office equipment	109,621,774	127,977,849
Game servers	222,998,741	239,477,774
Motor vehicles	4,893,510	10,741,240
Office improvement	120,578,379	121,803,397
Leasehold improvement	49,466,562	68,731,096
Software	46,944,492	55,176,727

Total	1,504,227,976	1,575,601,987
Less: Accumulated depreciation	(244,377,478)	(369,116,568)

Net book value	1,259,850,498	1,206,485,419

Business combination (Tables)	12 Months Ended
Dec. 31, 2012
PW Pictures
Business combination disclosures
Allocation of purchase price

RMB (in thousands)
Current assets	89,033
Non current assets	1,880
Current liabilities	(9,098)

Fair value of net assets of PW Pictures (a)	81,815

Cumulative consideration (b)	73,000
Non-controlling interest at fair value (c)	14,465

Goodwill (b+c-a)	5,650

C&C Media
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(11,186)
Identifiable intangible assets:
Trade name	11,875	Indefinite
Game licenses	12,240	2.16
Others	2,918	1.74

Identifiable net assets acquired (a)	15,847

Cash consideration (b)	143,490
Goodwill (b-a)	127,643
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	6,181

Goodwill	133,824

Runic Games
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	49,696
Identifiable intangible assets:
IPR&D	17,205	Note 3	(14)
Others	6,144	1.6

Identifiable net assets acquired (a)	73,045

Cash consideration (b)	57,349
Non-controlling interest at fair value (c)	19,596

Goodwill (b+c-a)	3,900
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	7,939

Goodwill	11,839

Xinbaoyuan and Baohong
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
TV series right	51,609
Other identifiable tangible assets and liabilities	10,785
Identifiable intangible assets	10,060	5.25

Identifiable net assets acquired (a)	72,454

Cash consideration (b)	110,000
Contingent consideration (c)	79,810
Non-controlling interest (d)	104,350

Goodwill (b+c+d-a)	221,706

Ye Net
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Intangible assets
Completed game	2,860	2.75
IPR&D	2,120	Note 3(14)
Trade name and domain name	1,380	Indefinite
Other identifiable tangible assets and liabilities	19,672

Identifiable net assets acquired (a)	26,032

Cash consideration (b)	3,000
Previous held equity interest on acquisition date (c)	15,170
Non-controlling interest (d)	8,090

Goodwill (b+c+d-a)	228
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	1,591

Goodwill	1,819

Cryptic Studios
Business combination disclosures
Allocation of purchase price

	RMB (in thousands)	Weighted average amortization period at the acquisition date (in years)
Net tangible assets acquired	(1,328)
Identifiable intangible assets:
Game engine	21,717	5
Trade name and domain name	30,803	Indefinite
Complete games	55,485	4
IPR&D	47,172	Note 3 (14)

Identifiable net assets acquired (a)	153,849
Cash consideration (b)	323,080

Goodwill (b)-(a)	169,231
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation	28,806

Goodwill	198,037

Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued operations
Schedule of disposal group carrying amounts of the major classes of assets and liabilities

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2011			As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	71,586,613	(24,213,208)	47,373,405	89,661,251	(41,138,545)	—	48,522,706
Game engine	35,649,330	(10,703,646)	24,945,684	36,817,757	(17,854,089)	—	18,963,668
Non-compete agreements	27,919,584	(18,983,614)	8,935,970	27,899,685	(25,270,010)	—	2,629,675
Trade mark	58,981,805	(15,341,378)	43,640,427	58,937,020	(15,341,378)	(1,649,923)	41,945,719
Customer relationship	7,213,530	(7,213,530)	—	7,213,530	(7,213,530)	—	—
Completed game	65,239,189	(14,209,978)	51,029,211	79,392,785	(31,166,571)	(2,122,400)	46,103,814
IPR&D	62,600,828	—	62,600,828	48,194,596	—	—	48,194,596
Online game development costs	42,019,604	(7,810,565)	34,209,039	47,895,378	(16,558,170)	(9,079,456)	22,257,752
Others	1,673,000	(1,214,075)	458,925	1,673,000	(1,277,375)	—	395,625

Total	372,883,483	(99,689,994)	273,193,489	397,685,002	(155,819,668)	(12,851,779)	229,013,555

Schedule of estimated amortization expenses for intangible assets

	For the years ended December 31,
	2013	2014	2015	2016	2017 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	55,407,160	50,310,279	37,898,519	22,465,535	21,243,991

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of changes in the carrying value of goodwil and accumulated impairment charges by segment

	Online Game Related Operation
			Film, Television and Others
	PRC	International		Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010
Goodwill	110,606,000	145,663,228	227,355,604	483,624,832
Accumulated impairment charges	—	—	—	—

	110,606,000	145,663,228	227,355,604	483,624,832

Transaction in 2011
Increase in goodwill related to acquisition	1,818,861	198,036,541	—	199,855,402
Disposal	—	—	(227,355,604)	(227,355,604)
Foreign currency translation adjustment	—	10,203,883	—	10,203,883
Balance as of December 31, 2011
Goodwill	112,424,861	353,903,652	—	466,328,513
Accumulated impairment charges	—	—	—	—

	112,424,861	353,903,652	—	466,328,513

Transaction in 2012
Impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)
Foreign currency translation adjustment	—	(16,729,150)	—	(16,729,150)
Balance as of December 31, 2012
Goodwill	112,424,861	337,174,502	—	449,599,363
Accumulated impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)

	110,606,000	298,223,417	—	408,829,417

Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Professional fee accruals	17,212,271	12,348,315
Accrued expenses	37,748,816	31,633,546
Sales rebates	3,334,081	2,836,052
Payables to employees relating to exercise of options	2,422,823	1,113,452
Other taxes and surcharges	1,285,066	3,867,203
Others	6,660,067	6,218,173

Total	68,663,124	58,016,741

Others, net (Tables)	12 Months Ended
Dec. 31, 2012
Others, net
Schedule of Group's other income or expenses

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	25,083,207	41,019,039	39,993,581
Exchange (loss) / gain	(5,802,680)	(7,994,077)	3,334,352
Expired game prepaid cards	—	10,647,183	4,428,309
Online reading income	216,994	8,759,252	21,200,829
PRC IIT refund	—	3,542,642	6,373,716
Rental income	—	2,419,411	5,230,480
Others	(4,316,011)	(4,222,412)	3,651,309

Total	15,181,510	54,171,038	84,212,576

Ordinary shares (Tables)	12 Months Ended
Dec. 31, 2012
Ordinary shares
Summary of entity's repurchase activity

For the year ended December 31, 2011
US$ (except for share data)
Total number of shares repurchased	21,832,745
Cost	69,301,654
Average price paid per ordinary share	3.17

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Service-based share options
Share-based compensation plan disclosures
Summary of share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	21,551,580	2.63	2.29	16,124,205
Granted	4,615,000
Exercised	(8,696,370)
Forfeited or cancelled	(1,599,210)

Outstanding as of December 31, 2012	15,871,000	3.48	3.12	2,295,193

Vested and expected to vest as of December 31, 2012	14,837,823	3.50	3.11	2,247,413
Exercisable as of December 31, 2012	3,380,355	3.19	1.97	1,697,942

Assumptions used to estimate the fair value of each option grant

	For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.41%-1.62%	0.47%
Expected life (in years)(2)	3.51-4.26	3.20-4.25	3.64
Expected dividend yield(3)	—	—	3.64%
Expected volatility (%)(4)	56.01%-57.59%	54.62%-63.18%	62.61%
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

Performance-based share options
Share-based compensation plan disclosures
Summary of share options activities under the Share Incentive Plan

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	9,083,215	2.00	1.91	4,026,742
Granted	—
Exercised	(2,442,270)
Forfeited or cancelled	(759,650)

Outstanding as of December 31, 2012	5,881,295	2.33	1.33	2,002,889

Vested and expected to vest as of December 31, 2012	5,822,033	2.32	1.32	1,981,518
Exercisable as of December 31, 2012	4,716,455	2.19	1.24	1,735,758

Assumptions used to estimate the fair value of each option grant

For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.56%-1.62%	—
Expected life (in years)(2)	3.64-4.26	3.65-4.25	—
Expected dividend yield(3)	—	—	—
Expected volatility (%)(4)	56.01%-57.18%	54.62%-63.18%	—
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with performance condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Components of income taxes

	For the years ended December 31,
	2010		2011		2012
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	23,177,519	38,222,762	8,905,442	68,669,388	21,940,668	95,772,411
Deferred income tax (credit) / expense	(6,335,583)	7,551,446	(12,408,199)	(164,833)	(4,623,738)	(26,504,171)
Foreign withholding tax expense	14,055,414	12,324,774	11,297,575	9,024,158	5,520,677	4,367,956
PRC withholding tax on undistributed earnings	—	—	76,380,924	—	19,645,562	—

Income tax expense	30,897,350	58,098,982	84,175,742	77,528,713	42,483,169	73,636,196

Reconciliation of the difference between PRC statutory income tax rate and the group's effective income tax rate

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(17.9)%	(16.0)%	(15.9)%
Effect of tax-exempt entities	0.1%	0.4%	0.3%
Change in valuation allowance	2.5%	1.3%	6.5%
Effect of the overseas withholding taxes	2.9%	1.8%	1.5%
Effect of the PRC withholding tax on undistributed earnings	0%	6.7%	3.0%
Effect of permanent difference	(2.1)%	(0.9)%	(1.0)%
Others	(0.8)%	(4.1)%	(1.9)%

Effective income tax rate	9.7%	14.2%	17.5%

The effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Effect of tax incentive and holiday	164,043,428	182,757,137	105,263,201
Basic net earnings per ordinary share effect	0.66	0.75	0.44

Deferred tax assets and deferred tax liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,242,505	802,603
Net operating loss carryforwards	75,807,559	122,629,225
Current reserves and accruals	9,257,387	33,060,825
Depreciation and amortization	4,684,389	1,528,100
R&D Credit	15,626,769	19,609,277
Others	38,689,870	25,555,355

Total deferred tax assets	145,308,479	203,185,385
Less: Valuation allowance	(51,217,697)	(86,793,131)

Total deferred tax assets net off valuation allowance	94,090,782	116,392,254
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	96,017,995	60,112,309
Intangible assets arisen from business combination	39,851,028	33,182,557
Others	10,795,393	7,178,898

Total deferred tax liabilities	146,664,416	100,473,764

Net deferred tax (liabilities) / assets	(52,573,634)	15,918,490

Movement of valuation allowance

	For the years ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of the year	34,355,314	51,217,697
Current year addition	19,768,409	45,108,417
Current year reversal	(2,906,026)	(9,532,983)

Balance at end of the year	51,217,697	86,793,131

Summary of the activity related to the Group's uncertain tax benefits

	For the years ended December 31,
	2010	2011	2012
		RMB	RMB
Balance at January 1	—	—	10,517,130
Tax positions related to current year:
Additions	—	1,481,443	798,075
Tax positions related to prior year:
Additions	—	9,297,799	878,919
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	—	(262,112)	(32,602)

Balance at December 31	—	10,517,130	12,161,522

Net earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Net earnings per share
Schedule of computation of basic and diluted earnings per ordinary share

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Income from continuing operations, net of tax	827,869,318	983,672,251	540,650,188
Income from discontinued operations, net of tax	12,831,455	314,164	—

Net income attributable to ordinary shareholders	840,700,773	983,986,415	540,650,188

Denominator:
Weighted-average number of ordinary shares outstanding, basic	250,232,543	243,765,093	239,119,233
Effect of dilutive share options	14,585,833	11,615,234	3,376,427

Weighted-average number of ordinary shares outstanding, diluted	264,818,376	255,380,327	242,495,660

Net earnings per ordinary share, basic
Continuing operations	3.31	4.04	2.26
Discontinued operations	0.05	0.00	—

Total earnings per ordinary share, basic	3.36	4.04	2.26

Net earnings per ordinary share, diluted
Continuing operations	3.12	3.85	2.23
Discontinued operations	0.05	0.00	—

Total earnings per ordinary share, diluted	3.17	3.85	2.23

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of information by segments

	For the year ended December 31, 2010
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	1,962,904,778	420,735,761	2,383,640,539
Segment cost and operating expenses	(1,098,951,451)	(309,509,101)	(1,408,460,552)

Segment operating profit	863,953,327	111,226,660	975,179,987
Share-based compensation cost			(96,785,403)
Total other income			35,739,651

Income before tax			914,134,235

	For the year ended December 31, 2011
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,369,810,789	613,625,868	2,983,436,657
Segment cost and operating expenses	(1,382,409,050)	(473,004,537)	(1,855,413,587)

Segment operating profit	987,401,739	140,621,331	1,128,023,070
Share-based compensation cost			(104,736,527)
Total other income			118,518,084

Income before tax			1,141,804,627

	For the year ended December 31, 2012
	PRC	International	Consolidated
	RMB	RMB	RMB
Revenues	2,093,057,299	677,528,756	2,770,586,055
Segment cost and operating expenses	(1,526,935,021)	(660,726,950)	(2,187,661,971)

Segment operating profit	566,122,278	16,801,806	582,924,084
Share-based compensation cost			(71,144,592)
Total other income			151,583,641

Income before tax			663,363,133

Revenues from external customers by geographic areas

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Domestic	1,750,315,088	2,123,070,915	1,925,177,127
North America	266,168,245	372,860,848	445,908,814
Other international regions	367,157,206	487,504,894	399,500,114

Total	2,383,640,539	2,983,436,657	2,770,586,055

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of major related parties and their relationships with the Group

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. ("Jiuzhou Tianyuan")	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")	One of the Company's Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Unknown Worlds	An investee of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cash collection on behalf of Ye Net*	1,073,284	—	—
To acquire additional equity in PW Pictures from Beijing Jiuzhou Kaiyuan Investment Management Co., Ltd. ("Jiuzhou Kaiyuan")**	16,885,051	—	—
Equity investment in Zhizhu Network***	27,000,000	—	—
Short-term loan to Zhizhu Network***	2,500,000	—	—
Transfer domain name of 178.com to Zhizhu Network***	—	—	—
Marketing services provided by Zhizhu Network***	1,422,500	2,242,500	925,000
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.****	—	360,000,000	—
Loan to Unknown Worlds	—	7,561,080	—
Office rental income from PW Pictures	—	138,074	680,970

Schedule of outstanding amount due from/to related parties

	December 31, 2011	December 31, 2012
	RMB	RMB
Prepayment to Zhizhu Network for marketing service***	40,000	—
Loan to Unknown Worlds	7,561,080	7,542,600

Total	7,601,080	7,542,600

Due to Zhizhu Network for marketing service***	155,000	—
Due to PW Pictures for office rental deposit	—	150,000

Total	155,000	150,000

*
Ye Net ceased to be a related party of the Group as it became the Group's majority-owned VIE starting January 2011. See Note 10(5) for details.

**
Jiuzhou Kaiyuan ceased to be a related party of the Group starting May 2010, as Jiuzhou Kaiyuan is under the control of one of the Company's former Directors who has resigned from Board during May 2010.

***
Zhizhu Network was a related party due to the interest free personal loans to the then shareholders of Zhizhu Network, which was later used to fund the operations of Zhizhu Network provided by Mr. Michael Yufeng Chi prior to the Group's investments in Zhizhu Networks.

****
For details of this transaction, please see Note 11.

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of contractual commitments

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Other Purchase Obligation	Total
	RMB	RMB	RMB	RMB	RMB
2013	61,169,556	40,803,902	12,573,486	75,426,000	189,972,944
2014	58,202,652	—	—	—	58,202,652
2015	51,172,719	—	—	—	51,172,719
2016	34,166,950	—	—	—	34,166,950
2017	34,999,357	—	—	—	34,999,357
Thereafter	41,015,392	—	—	—	41,015,392

	280,726,626	40,803,902	12,573,486	75,426,000	409,530,014

Organization and principal activities (Details) (CNY)	1 Months Ended	12 Months Ended																														12 Months Ended
	Oct. 31, 2012 NGL Co., Ltd. (NGL)	Oct. 31, 2012 NGL Co., Ltd. (NGL)	Dec. 31, 2012 Beijing Perfect World Software Co., Ltd. (PW Software)	Dec. 31, 2012 Perfect Online Holding Limited (PW Hong Kong)	Dec. 31, 2012 Perfect World Entertainment Inc. (PW USA)	Dec. 31, 2012 Perfect Game Holdings Limited (PW BVI)	Dec. 31, 2012 Perfect Star Co., Ltd. (PW Malaysia)	Dec. 31, 2012 Global InterServ (Caymans) Inc. (InterServ Caymans)	Dec. 31, 2012 InterServ Information and Technology (Shanghai) Co., Ltd. (InterServ Shanghai)	Dec. 31, 2012 Chengdu Perfect World Software Co., Ltd. (Chengdu PW Software), formerly known as Chengdu InterServ Information and Technology Co., Ltd. (InterServ Chengdu)	Dec. 31, 2012 Perfect World Interactive Entertainment Co., Ltd. (PW Interactive)	Dec. 31, 2012 Perfect Sky Online Co., Limited (PW Sky)	Dec. 31, 2012 Perfect Entertainment Zone N.V. (PW Antilles)	Dec. 31, 2012 Perfect World Interactive Technology Co., Ltd. (PW Taiwan)	Dec. 31, 2012 Perfect World Universal Cooperatieve U.A. (PW Universal)	Dec. 31, 2012 Shanghai Perfect World Software Co., Ltd. (Shanghai PW Software)	Dec. 31, 2012 Perfect World Europe B.V. (PW Europe)	Dec. 31, 2012 C&C Media Co., Ltd. (C&C Media)	Dec. 31, 2012 CCO Co., Ltd. (CCO)	Dec. 31, 2012 Beijing Perfect World Digital Entertainment Software Co., Ltd. (PW Digital Software)	Dec. 31, 2012 Runic Games, Inc. (Runic Games)	Dec. 31, 2012 Beijing Perfect World Game Software Co., Ltd. (PW Game Software)	Dec. 31, 2012 Cryptic Studios, Inc. (Cryptic Studios)	Dec. 31, 2012 Happy Moment Holding Limited (Happy Moment)	Dec. 31, 2012 Happy Fantasy Limited (Happy Fantasy)	Dec. 31, 2012 Perfect Management Holding Limited (Perfect Management)	Dec. 31, 2012 NGL Co., Ltd. (NGL)	Dec. 31, 2012 Zongheng Limited ("Zongheng Cayman")	Dec. 31, 2012 Zongheng Online LIMITED ("Zongheng Hong Kong")	Dec. 31, 2012 Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	Dec. 31, 2012 Perfect Play SDN. BHD. (Perfect Play)	Dec. 31, 2012 Beijing Perfect World Network Technology Co., Ltd. (PW Network)	Dec. 31, 2012 Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (PW Literature)	Dec. 31, 2012 Shanghai Perfect World Network Technology Co., Ltd. (Shanghai PW Network)	Dec. 31, 2012 Chengdu Perfect World Network Technology Co., Ltd. (Chengdu PW Network)	Dec. 31, 2012 Beijing Perfect World Digital Entertainment Co., Ltd. (PW Digital)	Dec. 31, 2012 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net)	Dec. 31, 2012 Hefei Perfect World Network Technology Co., Ltd. (Hefei PW Network)	Dec. 31, 2012 Beijing Perfect Moment Network Technology Co., Ltd. (Perfect Moment), formerly known as Beijing Perfect Moment Picture Co., Ltd.	Dec. 31, 2012 Tianjin Trendsters Investment Co., Ltd.(Trendsters Investment)	Dec. 31, 2012 Beijing Neon Culture Communication Co., Ltd. (Neon Culture)
Subsidiaries
Equity interest held (as a percent)			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	74.47%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	70.00%	70.00%	70.00%	100.00%
Equity interest held (as a percent)		51.00%
Economic interest held (as a percent)																																100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%
Percentage of voting interests acquired	49.00%	49.00%
Consideration paid	5,676,060	5,676,060
Percentage of equity interest held	100.00%
Amount recorded in additional paid-in capital for difference between purchase consideration and the carrying amount of the non-controlling interest	(522,914)

Variable interest entities (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Consolidated VIEs CNY	Dec. 31, 2011 Consolidated VIEs CNY	Dec. 31, 2010 Consolidated VIEs CNY
Financial Statement balances
Current assets	$ 564,273,205	3,515,478,491	3,089,574,307		1,881,651,904	1,319,777,876
Non-current Assets					345,087,386	400,773,821
Total assets	930,483,562	5,797,005,633	5,651,988,627		2,226,739,290	1,720,551,697
Current liabilities	276,112,219	1,720,206,738	1,632,289,562		892,021,422	637,643,480
Non-current Liabilities					29,211,730	10,828,587
Total liabilities	286,545,260	1,785,205,624	1,666,579,957		921,233,152	648,472,067
Total revenues	444,709,724	2,770,586,055	2,983,436,657	2,383,640,539	1,946,345,171	2,182,477,147	1,908,947,839
Net income	$ 86,780,339	540,650,188	983,986,415	840,700,773	239,972,495	291,401,686	213,169,508

Variable interest entities (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Consolidated VIEs
Amount of fees paid by VIEs
Payment terms for invoices billed to VIEs	10 days
Fees paid by VIEs, minimum percentage of revenues generated	45.00%
Fees paid by VIEs, maximum percentage of revenues generated	66.00%
Fees paid by VIEs, amount	1,058,328,538	1,229,855,500	1,025,924,677
Number of contractual arrangements requiring the entity to provide additional financial support	0
PW Software | PW Network
Related party transactions
Limit of indebtedness for PW Network in the development agreement	400,000
Option to purchase equity interest in PW Network, maximum amount	10,000
PW Software | PW Literature
Related party transactions
Interest-free loan which PW Software has agreed to make to each equity owner of PW Literature and PW Trendsetters	500,000
Term of loan	20 years
PW Software | Trendsters Investment
Related party transactions
Interest-free loan which PW Software has agreed to make to each equity owner of PW Literature and PW Trendsetters	500,000
Term of loan	20 years

Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2011 Short-term investments CNY	Dec. 31, 2010 Short-term investments CNY	Dec. 31, 2012 Equity investments CNY	Dec. 31, 2011 Equity investments CNY	Dec. 31, 2010 Equity investments CNY
Summary of significant accounting policies
Exchange (loss) / gain	$ 535,200	3,334,352	(7,994,077)	(5,802,680)
Total foreign currency translation adjustment (loss) / income	(3,228,277)	(20,112,491)	5,525,927	(503,180)
Convenience exchange rate (RMB to USD)		6.2301
Impairment losses on investments
Impairment charges					0	0	0	0	0	0
Period of time used to determine film and television development costs to be written off	3 years	3 years
Film and television production costs				4,812,737
Period included in calculation of Ultimate Revenues	10 years	10 years

Summary of significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2012
Office building | Minimum
Property, Plant and Equipment
Estimated useful life	33 years
Office building | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Office furniture
Property, Plant and Equipment
Estimated useful life	5 years
Computers & office equipment
Property, Plant and Equipment
Estimated useful life	4 years
Game servers
Property, Plant and Equipment
Estimated useful life	4 years
Motor vehicles
Property, Plant and Equipment
Estimated useful life	6 years
Office improvement
Property, Plant and Equipment
Estimated useful life	20 years
Software
Property, Plant and Equipment
Estimated useful life	5 years

Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2012 Copyrights Minimum	Dec. 31, 2012 Copyrights Maximum	Dec. 31, 2012 Game engine	Dec. 31, 2012 Non-compete agreements Minimum	Dec. 31, 2012 Non-compete agreements Maximum	Dec. 31, 2012 Completed game Minimum	Dec. 31, 2012 Completed game Maximum
Acquired Finite-Lived Intangible Assets
Estimated useful life					5 years	7 years	5 years	3 years	7 years 4 months 24 days	1 year 7 months 6 days	4 years
Impairment of long-lived assets and intangible assets
Impairment charges of intangible assets			11,201,856	1,649,923
Impairment charge of long-lived assets			8,117,828
Goodwill
Goodwill impairment charges	$ 6,544,028	40,769,946

Summary of significant accounting policies (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Summary of significant accounting policies
Number of revenue models for online game services	2
Other income from expired game cards	4,428,309	10,647,183
Revenue from inactive accounts	98,367,393	103,939,999	61,931,492
Period of time used to establish inactive account	360 days
Number of license revenue streams	2
Number of parts for revenue recognition of licensing arrangements	2
PCS charge	0
Deferred revenues related to online game operation	410,983,447	463,828,951
Deferred revenues related to licensing	11,225,181	15,573,561
Total amount of net VAT and business tax	105,107,074	114,665,467	99,702,834
Online game development costs capitalization	5,875,774	12,516,776	29,502,827
Advertising expenses	160,279,673	173,454,641	178,102,579
Country disclosures
Capital leases	0	0	0
China
Country disclosures
Statutory general reserve rate	10.00%
The maximum percentage of statutory general reserve need to be made over entity's registered capital	50.00%
Appropriation to statutory reserves	4,923,933	31,541,131	57,700,883
Appropriation to other reserves	0	0	0

Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration and risks
Number of customers with individual revenue over 10% of total revenue	0
Number of games	2
Rest of the Group's games
Concentration and risks
Number of games	0
Total revenues | Revenues from Zhu Xian and Perfect World II
Concentration and risks
Percentage of revenue contributed	42.00%	42.00%	47.00%

Restricted cash and restricted time deposit (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Cash restricted for specific business operations CNY	Dec. 31, 2011 Cash restricted for specific business operations CNY	Dec. 31, 2012 Cash restricted as collateral CNY	Dec. 31, 2011 Cash restricted as collateral CNY
Restricted cash and restricted time deposit
Restricted cash	$ 143,089,546	891,462,180	535,500,431			55,044,000	158,077	836,418,180	535,342,354
Restricted Time Deposit non-current	$ 1,254,306	7,814,450	125,717,425			7,814,450			125,717,425
Term of time deposit				1 year	3 years

Fair value measurement (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Recurring Balance at end of year CNY	Dec. 31, 2011 Recurring Balance at end of year CNY	Dec. 31, 2012 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2011 Recurring Quoted Prices in Active Markets for Identical Assets (Level 1) CNY	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2011 Recurring Significant Other Observable Inputs (Level 2) CNY
Cash equivalents:
Time deposits				136,987,337	312,772,838			136,987,337	312,772,838
Money market fund				629,374	896,416	629,374	896,416
Restricted cash	143,089,546	891,462,180	535,500,431	891,462,180	535,500,431			891,462,180	535,500,431
Short-term investments:
Available-for-sale securities				967,792,000	40,000,000			967,792,000	40,000,000
Time deposits				541,092,886	99,517,875			541,092,886	99,517,875
Long-term time deposits	8,260,765	51,465,395	293,892,575	51,465,395	293,892,575			51,465,395	293,892,575
Restricted time deposits	1,254,306	7,814,450	125,717,425	7,814,450	125,717,425			7,814,450	125,717,425
Total assets				2,597,243,622	1,408,297,560	629,374	896,416	2,596,614,248	1,407,401,144

Accounts receivable, net (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts receivable, net
Accounts receivable, gross	142,543,972			110,286,428
Allowance for doubtful accounts:
Balance at beginning of year	(9,817,494)
Additional provision for bad debt		(9,817,494)
Disposal of film and television business	9,817,494
Balance at end of year		(9,817,494)
Accounts receivable, net	142,543,972		$ 17,702,192	110,286,428

Equity investments (Details)	12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2010 Chengdu Seasky CNY	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2011 Chengdu Seasky CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2011 Ye Net CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2012 Zhizhu Network CNY	Dec. 31, 2011 Zhizhu Network CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 Unknown Worlds CNY	Dec. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 Venture Capital Fund CNY
Changes in the Group's equity investments:
Balance, beginning of period		33,384,729	49,378,909				10,566,393		14,280,294		23,579,748	24,532,222		9,804,981
Investment	32,102,213	200,000,000	10,803,330		0	20,735,000		15,000,000		27,000,000			10,803,330		10,803,330	200,000,000
Share of (loss) / income in equity investment	(856,245)	(5,334,495)	(1,574,506)	(8,092,328)			(513,232)		889,549		(2,634,842)	(952,474)		6,638,070	(998,349)	(9,337,723)
Foreign currency translation adjustments		(218,177)												(43,034)		(175,143)
Converted to controlling interest			(15,169,843)						(15,169,843)
Disposal of equity investment			(10,053,161)				(10,053,161)
Balance, end of period	$ 36,569,567	227,832,057	33,384,729	49,378,909							20,944,906	23,579,748		16,400,017	9,804,981	190,487,134

Equity investments (Details 2)	12 Months Ended			1 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 31, 2011 Chengdu Seasky CNY	Jan. 31, 2010 Chengdu Seasky CNY	Apr. 30, 2008 Chengdu Seasky CNY	Dec. 31, 2010 Chengdu Seasky	Apr. 30, 2009 Ye Net CNY	Apr. 30, 2010 Zhizhu Network CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 Investment in a venture capital fund CNY	Dec. 31, 2011 Investment in a venture capital fund CNY item
Equity investments
Equity Method Investment Aggregate Cost	$ 32,102,213	200,000,000	10,803,330		0	20,735,000		15,000,000	27,000,000	10,803,330	10,803,330	200,000,000
Ownership Percentage Acquired					20.00%	20.00%		30.00%	20.00%	40.00%
Equity interest owned by the Group (as a percent)							40.00%						99.00%
Percentage of equity interest transferred				40.00%
Cash received from disposal of equity investment			9,934,500	9,934,500
Maximum contribution to the venture capital fund													643,500,000
Period for contribution to the venture capital fund													9 years
The number of general partners, who manage the venture capital fund													1
Amount contributed to the venture capital fund												200,000,000

Property, equipment and software, net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Office building CNY	Dec. 31, 2011 Office building CNY	Dec. 31, 2012 Office furniture CNY	Dec. 31, 2011 Office furniture CNY	Dec. 31, 2012 Computers & office equipment CNY	Dec. 31, 2011 Computers & office equipment CNY	Dec. 31, 2012 Game servers CNY	Dec. 31, 2011 Game servers CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY	Dec. 31, 2012 Office improvement CNY	Dec. 31, 2011 Office improvement CNY	Dec. 31, 2012 Leasehold improvement CNY	Dec. 31, 2011 Leasehold improvement CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY
Property, equipment and software, net
Total		1,575,601,987	1,504,227,976	935,256,692	933,344,157	16,437,212	16,380,361	127,977,849	109,621,774	239,477,774	222,998,741	10,741,240	4,893,510	121,803,397	120,578,379	68,731,096	49,466,562	55,176,727	46,944,492
Less: Accumulated depreciation		(369,116,568)	(244,377,478)
Net book value	$ 193,654,262	1,206,485,419	1,259,850,498

Property, equipment and software, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, equipment and software, net
Depreciation expenses for property, equipment and software	123,749,329	122,235,919	70,948,008

Business combination (Details) (PW Pictures, CNY)	1 Months Ended			12 Months Ended
	Jul. 31, 2010	Dec. 31, 2009	Apr. 30, 2009	Dec. 31, 2012	Dec. 31, 2009	Aug. 31, 2008
PW Pictures
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price	16,900,000		17,800,000			3,000,000
Percentage of voting interests acquired	20.00%					10.00%
Business combination, capital injected			52,200,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%		89.00%		80.00%
Business combination, equity interest required to be transferred, maximum percentage			19.00%
Business combination, equity interest transferred, percentage		9.00%
Additional equity interest adjustment needs to be made under agreement					0
Allocation of purchase price
Current assets			89,033,000
Noncurrent assets			1,880,000
Current liabilities			(9,098,000)
Identifiable net assets acquired			81,815,000
Cumulative consideration			73,000,000
Noncontrolling interest at fair value			14,465,000
Total goodwill arising from business combination			5,650,000
Goodwill measurement period adjustment				0

Business combination (Details 2) (C&C Media, CNY)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Apr. 30, 2010	Apr. 30, 2010 Game licenses	Apr. 30, 2010 Others	Apr. 30, 2010 Trade name
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price		143,490,000
Percentage of voting interests acquired		100.00%
Allocation of purchase price
Net tangible assets acquired		(11,186,000)
Identifiable intangible assets			12,240,000	2,918,000	11,875,000
Identifiable net assets acquired		15,847,000
Cash consideration		143,490,000
Goodwill		127,643,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation		6,181,000
Total goodwill arising from business combination		133,824,000
Weighted average amortization period at the acquisition date			2 years 1 month 28 days	1 year 8 months 26 days
Goodwill measurement period adjustment	0

Business combination (Details 3) (Runic Games, CNY)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	May 31, 2010	May 31, 2010 IPR&D	May 31, 2010 Others
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price		57,349,000
Percentage of voting interests acquired		74.47%
Allocation of purchase price
Net tangible assets acquired		49,696,000
Identifiable intangible assets			17,205,000	6,144,000
Identifiable net assets acquired		73,045,000
Cash consideration		57,349,000
Noncontrolling interest at fair value		19,596,000
Goodwill		3,900,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation		7,939,000
Total goodwill arising from business combination		11,839,000
Weighted average amortization period at the acquisition date				1 year 7 months 6 days
Goodwill measurement period adjustment	0

Business combination (Details 4) (Xinbaoyuan and Baohong, CNY)	1 Months Ended	12 Months Ended
	Jul. 31, 2010 item	Dec. 31, 2012	Jul. 31, 2011
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price	192,300,000
Percentage of voting interests acquired	55.00%
Business Acquisition Cost Of Acquired Entity Cash Paid	110,000,000
Business Acquisition Contingent Consideration	82,300,000
Number of installments for contingent consideration payment	4
Allocation of purchase price
Other identifiable tangible assets and liabilities	10,785,000
Identifiable net assets acquired	72,454,000
Cash consideration	110,000,000
Contingent consideration	79,810,000
Noncontrolling interest at fair value	104,350,000
Goodwill	221,706,000
Goodwill measurement period adjustment		0
Business Acquisition Contingent Consideration Paid			54,750,000
TV series right
Allocation of purchase price
Identifiable intangible assets	51,609,000
Others
Allocation of purchase price
Identifiable intangible assets	10,060,000
Weighted average amortization period at the acquisition date	5 years 3 months

Business combination (Details 5) (Ye Net, CNY)	1 Months Ended	12 Months Ended						1 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Apr. 30, 2009	Jan. 31, 2011 Trade name and domain name	Jan. 31, 2011 Completed game	Jan. 31, 2011 IPR&D
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price	4,444,444			3,000,000	0	15,000,000
Percentage of voting interests acquired	20.00%			42.50%		30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage					37.50%
Percentage of equity interest held	100.00%		80.00%
Additional equity interest adjustment needs to be made under agreement			0
Allocation of purchase price
Identifiable intangible assets							1,380,000	2,860,000	2,120,000
Other identifiable tangible assets and liabilities				19,672,000
Identifiable net assets acquired				26,032,000
Cash consideration				3,000,000
Previously held equity interest on acquisition date				15,170,000
Noncontrolling interest at fair value				8,090,000
Goodwill				228,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation				1,591,000
Total goodwill arising from business combination				1,819,000
Weighted average amortization period at the acquisition date								2 years 9 months
Goodwill measurement period adjustment		0
Amount recorded in additional paid-in capital for difference between purchase consideration and the carrying amount of the non-controlling interest	912,252

Business combination (Details 6) (Cryptic Studios, CNY)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Aug. 31, 2011	Aug. 31, 2011 Trade name and domain name	Aug. 31, 2011 Game engine	Aug. 31, 2011 Completed game	Aug. 31, 2011 IPR&D
Business combination disclosures
Business Acquisition, Cost of Acquired Entity, Purchase Price		323,079,967
Percentage of voting interests acquired		100.00%
Allocation of purchase price
Net tangible assets acquired		(1,328,000)
Identifiable intangible assets			30,803,000	21,717,000	55,485,000	47,172,000
Identifiable net assets acquired		153,849,000
Cash consideration		323,080,000
Goodwill		169,231,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation		28,806,000
Total goodwill arising from business combination		198,037,000
Weighted average amortization period at the acquisition date				5 years	4 years
Goodwill measurement period adjustment	0

Discontinued operations (Details) (CNY)	12 Months Ended		1 Months Ended	12 Months Ended		15 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Additional paid-in capital	Aug. 31, 2011 PW Pictures	Dec. 31, 2011 PW Pictures	Dec. 31, 2010 PW Pictures	Dec. 31, 2012 PW Pictures	Sep. 30, 2011 PW Pictures Additional paid-in capital
Discontinued Operations disclosures
Total consideration of discontinued operation			360,000,000
Discontinued operation, gain recorded	(44,047,547)	48,813,417					48,813,417
Continuing cash flow from the disposed film and television business						0
Revenues				13,009,388	86,793,020
Pretax (loss) / income of discontinued operations				1,720,926	(32,073)

Discontinued operations (Details 2) (PW Pictures, CNY)	Jul. 31, 2011
PW Pictures
Discontinued Operations disclosures
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865
Total assets	500,142,487
Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694
Total liabilities	105,306,338

Intangible assets, net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 IPR&D CNY	Dec. 31, 2011 IPR&D CNY	Dec. 31, 2012 Copyrights CNY	Dec. 31, 2011 Copyrights CNY	Dec. 31, 2012 Game engine CNY	Dec. 31, 2011 Game engine CNY	Dec. 31, 2012 Non-compete agreements CNY	Dec. 31, 2011 Non-compete agreements CNY	Dec. 31, 2012 Trade mark CNY	Dec. 31, 2011 Trade mark CNY	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2011 Customer relationship CNY	Dec. 31, 2012 Completed game CNY	Dec. 31, 2011 Completed game CNY	Dec. 31, 2012 Online game development costs CNY	Dec. 31, 2011 Online game development costs CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY
Intangible assets, net
Gross Carrying Amount		397,685,002	372,883,483	48,194,596	62,600,828	89,661,251	71,586,613	36,817,757	35,649,330	27,899,685	27,919,584	58,937,020	58,981,805	7,213,530	7,213,530	79,392,785	65,239,189	47,895,378	42,019,604	1,673,000	1,673,000
Accumulated Amortization		(155,819,668)	(99,689,994)			(41,138,545)	(24,213,208)	(17,854,089)	(10,703,646)	(25,270,010)	(18,983,614)	(15,341,378)	(15,341,378)	(7,213,530)	(7,213,530)	(31,166,571)	(14,209,978)	(16,558,170)	(7,810,565)	(1,277,375)	(1,214,075)
Impairment		(12,851,779)										(1,649,923)				(2,122,400)		(9,079,456)
Net Carrying Amount	$ 36,759,210	229,013,555	273,193,489	48,194,596	62,600,828	48,522,706	47,373,405	18,963,668	24,945,684	2,629,675	8,935,970	41,945,719	43,640,427			46,103,814	51,029,211	22,257,752	34,209,039	395,625	458,925

Intangible assets, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net
Amortization expenses for intangible assets	59,366,824	47,793,828	25,047,694

Intangible assets, net (Details 3) (CNY)	Dec. 31, 2012
Estimated amortization expenses for future annual periods
2013	55,407,160
2014	50,310,279
2015	37,898,519
2016	22,465,535
2017 and thereafter	21,243,991

Goodwill (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PRC item	Dec. 31, 2012 International item	Dec. 31, 2012 Online game related operation PRC CNY	Dec. 31, 2011 Online game related operation PRC CNY	Dec. 31, 2012 Online game related operation International CNY	Dec. 31, 2011 Online game related operation International CNY	Dec. 31, 2011 Film, television and others CNY
Changes in the carrying value of goodwill
Goodwill		466,328,513	483,624,832			112,424,861	110,606,000	353,903,652	145,663,228	227,355,604
Goodwill, beginning balance		466,328,513	483,624,832			112,424,861	110,606,000	353,903,652	145,663,228	227,355,604
Increase in goodwill related to acquisition			199,855,402				1,818,861		198,036,541
Disposal			(227,355,604)							(227,355,604)
Impairment charges	(6,544,028)	(40,769,946)				(1,818,861)		(38,951,085)
Foreign currency translation adjustment		(16,729,150)	10,203,883					(16,729,150)	10,203,883
Goodwill		449,599,363	466,328,513			112,424,861	112,424,861	337,174,502	353,903,652
Accumulated impairment charges		(40,769,946)				(1,818,861)		(38,951,085)
Goodwill, Ending Balance	$ 65,621,646	408,829,417	466,328,513			110,606,000	112,424,861	298,223,417	353,903,652
Goodwill impairment, number of units tested				1	3

Short-term bank loans (Details)	0 Months Ended
	Aug. 19, 2012 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 USD ($)	Aug. 19, 2011 Bank loan due August 19, 2012 with extended maturity date of August 19, 2013 CNY	Aug. 05, 2011 Bank Loan Due August 5, 2012 USD ($)	Aug. 05, 2011 Bank Loan Due August 5, 2012 CNY	Aug. 17, 2011 Standby Letter of Credit USD ($)	Aug. 17, 2011 Standby Letter of Credit CNY	Mar. 30, 2012 Bank Loan Due April 3, 2013 USD ($)	Mar. 30, 2012 Bank Loan Due April 3, 2013 CNY
Short-term bank loan disclosures
Time deposits pledged to secure bank loan			177,688,627		355,000,000		120,000,000		658,715,750
Bank loan		$ 24,000,000		$ 50,000,000		$ 15,000,000		$ 95,000,000
Bank loans, interest rate per annum over 3-month LIBOR (as a percent)	2.35%	2.65%	2.65%	2.32%	2.32%	3.50%	3.50%
Bank loans, interest rate per annum (as a percent)								2.19%	2.19%
Variable interest reference rate	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR	3-month LIBOR

Accrued expenses and other liabilities (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued expenses and other liabilities
Professional fees accruals		12,348,315	17,212,271
Accrued expenses		31,633,546	37,748,816
Sales rebates		2,836,052	3,334,081
Payables to employees relating to exercise of options		1,113,452	2,422,823
Other taxes and surcharges		3,867,203	1,285,066
Others		6,218,173	6,660,067
Total	$ 9,312,329	58,016,741	68,663,124

Others, net (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Others, net
Government financial incentives		39,993,581	41,019,039	25,083,207
Exchange (loss) / gain	535,200	3,334,352	(7,994,077)	(5,802,680)
Expired game prepaid cards		4,428,309	10,647,183
Online reading income		21,200,829	8,759,252	216,994
PRC IIT refund		6,373,716	3,542,642
Rental income		5,230,480	2,419,411
Others		3,651,309	(4,222,412)	(4,316,011)
Total	$ 13,517,050	84,212,576	54,171,038	15,181,510

Ordinary shares (Details)	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Mar. 31, 2011 ADS USD ($)	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares USD ($)
Shares Repurchase Program
Authorized stock repurchase program, maximum amount		$ 100,000,000
Total number of shares repurchased			0	21,832,745
Cost	444,283,323			$ 69,301,654
Average price paid per ordinary share (in dollars per share)				$ 3.17

Share-based compensation (Details)	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 19, 2010 Service-based share options CNY employee	Mar. 02, 2009 Service-based share options CNY employee	Jul. 31, 2012 Service-based share options CNY employee	Dec. 31, 2012 Service-based share options USD ($)	Dec. 31, 2012 Service-based share options CNY	Dec. 31, 2011 Service-based share options USD ($)	Dec. 31, 2011 Service-based share options CNY	Dec. 31, 2010 Service-based share options USD ($)	Dec. 31, 2010 Service-based share options CNY	Aug. 19, 2010 Service-based share options Minimum	Mar. 02, 2009 Service-based share options Minimum	Aug. 19, 2010 Service-based share options Maximum	Mar. 02, 2009 Service-based share options Maximum	Nov. 14, 2009 Pre-IPO Share Incentive Plan Class B ordinary share	Feb. 28, 2009 Pre-IPO Share Incentive Plan Class B ordinary share	Jun. 19, 2007 Pre-IPO Share Incentive Plan Class B ordinary share	Aug. 14, 2010 2010 Share Incentive Plan Class B ordinary share
Summary of share options activities
Shares authorized																	44,645,000		32,145,000	30,000,000
Additional shares authorized																		10,000,000
Expiration period after termination of service other than disability or death																	3 months
Expiration period after termination of service due to disability or death																	1 year
Vesting period							4 years	4 years
Share-based compensation expenses	71,144,592	104,736,527	96,785,403					60,985,488		80,939,792		66,217,308
Unamortized compensation costs related to unvested awards not yet recognized								99,615,334
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized							2 years 29 days	2 years 29 days
Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises								441,619		102,940		1,184,528
Compensation Expenses Capitalized										561,729		1,413,056
Recognized modification charge for the incremental compensation cost				13,552,762	3,863,060	519,346
Number of employees affected by the modification				1,989	16	11
Remaining vesting period for modified awards													3 years	2 years	4 years	4 years
Summary of share-based option activities
Outstanding, beginning of period (in shares)							21,551,580	21,551,580
Granted (in shares)							4,615,000	4,615,000	6,075,650	6,075,650	6,569,700	6,569,700
Exercised (in shares)							(8,696,370)	(8,696,370)
Forfeited or Cancelled (in shares)							(1,599,210)	(1,599,210)
Outstanding, end of period (in shares)							15,871,000	15,871,000	21,551,580	21,551,580
Vested and expected to vest at the end of period (in shares)							14,837,823	14,837,823
Exercisable at the end of period (in shares)							3,380,355	3,380,355
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)							$ 2.63
Outstanding, end of period (in dollars per share)							$ 3.48		$ 2.63
Vested and expected to vest (in dollars per share)							$ 3.5
Exercisable (in dollars per share)							$ 3.19
Share-based options, additional disclosure
Outstanding							3 years 1 month 13 days	3 years 1 month 13 days	2 years 3 months 14 days	2 years 3 months 14 days
Weighted Average Remaining Contractual Term, Vested and expected to vest							3 years 1 month 10 days	3 years 1 month 10 days
Weighted Average Remaining Contractual Term, Exercisable							1 year 11 months 19 days	1 year 11 months 19 days
Aggregate Intrinsic Value Outstanding (in dollars)							2,295,193		16,124,205
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)							2,247,413
Aggregate Intrinsic Value, Exercisable (in dollars)							1,697,942
Expired (in shares)							0	0	0	0	0	0
Weighted-average grant date fair value of options granted							$ 0.76	4.8	$ 1.88	12.13	$ 3.79	25.67
Total intrinsic value of options exercised								133,116,835		21,207,817		58,397,921

Share-based compensation (Details 2) (Service-based share options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to estimate the fair value of options granted
Risk-free interest rates	0.47%
Risk-free interest rates, Minimum		0.41%	0.96%
Risk-free interest rates, Maximum		1.62%	1.93%
Expected life	3 years 7 months 20 days
Expected dividend yield	3.64%
Expected volatility, Minimum		54.62%	56.01%
Expected volatility, Maximum		63.18%	57.59%
Expected volatility	62.61%
Minimum
Assumptions used to estimate the fair value of options granted
Expected life		3 years 2 months 12 days	3 years 6 months 4 days
Maximum
Assumptions used to estimate the fair value of options granted
Expected life		4 years 3 months	4 years 3 months 4 days

Share-based compensation (Details 3)	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 19, 2010 Performance-based share options CNY employee	Mar. 02, 2009 Performance-based share options CNY employee	Jul. 31, 2012 Performance-based share options CNY employee	Dec. 31, 2012 Performance-based share options USD ($)	Dec. 31, 2012 Performance-based share options CNY	Dec. 31, 2011 Performance-based share options USD ($)	Dec. 31, 2011 Performance-based share options CNY	Dec. 31, 2010 Performance-based share options USD ($)	Dec. 31, 2010 Performance-based share options CNY	Aug. 19, 2010 Performance-based share options Minimum	Mar. 02, 2009 Performance-based share options Minimum	Aug. 19, 2010 Performance-based share options Maximum	Mar. 02, 2009 Performance-based share options Maximum
Summary of share options activities
Vesting period							4 years	4 years
Share-based compensation expenses	71,144,592	104,736,527	96,785,403					10,159,104		23,796,735		30,101,115
Unamortized compensation costs related to unvested awards not yet recognized								5,437,356
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized							1 year 1 month 17 days	1 year 1 month 17 days
Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises								381,609		113,663		1,477,538
Compensation Expenses Capitalized												524,675
Recognized modification charge for the incremental compensation cost				1,761,299	8,996,087	304,024
Number of employees affected by the modification				24	141	20
Remaining vesting period for modified awards													3 years	3 years	4 years	4 years
Summary of share-based option activities
Outstanding, beginning of period (in shares)							9,083,215	9,083,215
Granted (in shares)									162,000	162,000	838,530	838,530
Exercised (in shares)							(2,442,270)	(2,442,270)
Forfeited or Cancelled (in shares)							(759,650)	(759,650)
Outstanding, end of period (in shares)							5,881,295	5,881,295	9,083,215	9,083,215
Vested and expected to vest at the end of period (in shares)							5,822,033	5,822,033
Exercisable at the end of period (in shares)							4,716,455	4,716,455
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)							$ 2
Outstanding, end of period (in dollars per share)							$ 2.33		$ 2
Vested and expected to vest (in dollars per share)							$ 2.32
Exercisable (in dollars per share)							$ 2.19
Share-based options, additional disclosure
Outstanding							1 year 3 months 29 days	1 year 3 months 29 days	1 year 10 months 28 days	1 year 10 months 28 days
Weighted Average Remaining Contractual Term, Vested and expected to vest							1 year 3 months 25 days	1 year 3 months 25 days
Weighted Average Remaining Contractual Term, Exercisable							1 year 2 months 26 days	1 year 2 months 26 days
Aggregate Intrinsic Value Outstanding (in dollars)							2,002,889		4,026,742
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)							1,981,518
Aggregate Intrinsic Value, Exercisable (in dollars)							1,735,758
Expired (in shares)							0	0	0	0	0	0
Weighted-average grant date fair value of options granted									$ 1.83	11.82	$ 2.99	20.23
Total intrinsic value of options exercised								26,389,075		5,598,671		16,194,011

Share-based compensation (Details 4) (Performance-based share options)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to estimate the fair value of options granted
Risk-free interest rates, Minimum	0.56%	0.96%
Risk-free interest rates, Maximum	1.62%	1.93%
Expected volatility, Minimum	54.62%	56.01%
Expected volatility, Maximum	63.18%	57.18%
Minimum
Assumptions used to estimate the fair value of options granted
Expected life	3 years 7 months 24 days	3 years 7 months 20 days
Maximum
Assumptions used to estimate the fair value of options granted
Expected life	4 years 3 months	4 years 3 months 4 days

Share-based compensation (Details 5) (CNY)	1 Months Ended	12 Months Ended
	Sep. 30, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation plan disclosures
Share-based compensation expenses		71,144,592	104,736,527	96,785,403
Restricted Shares
Share-based compensation plan disclosures
Restricted shares awarded	6,928,570
Vesting period	4 years
Total fair value of shares vested				51,465,591
Service-based restricted shares
Share-based compensation plan disclosures
Restricted shares awarded		0	0	0
Share-based compensation expenses				466,980
Performance-based restricted shares
Share-based compensation plan disclosures
Restricted shares awarded		0	0	0
Share-based compensation expenses		0	0	0

Taxation (Details)	4 Months Ended	12 Months Ended			27 Months Ended	12 Months Ended															4 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 30, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 United States Minimum	Dec. 31, 2012 United States Maximum	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Taiwan TWD	Dec. 31, 2012 Netherlands PW Universal EUR (€)	Dec. 31, 2012 Japan	Dec. 31, 2012 Japan C&C Media	Dec. 31, 2012 Japan CCO	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Subsidiaries and VIEs incorporated in China	Dec. 31, 2012 PRC Subsidiaries and VIEs incorporated in China	Dec. 31, 2012 PRC PW Network	Dec. 31, 2011 PRC PW Network	Dec. 31, 2010 PRC PW Network	Dec. 31, 2009 PRC PW Network	Dec. 31, 2013 PRC PW Network Forecast	Jun. 30, 2009 PRC PW Software CNY	Dec. 31, 2012 PRC PW Software	Dec. 31, 2011 PRC PW Software	Dec. 31, 2010 PRC PW Software	Dec. 31, 2008 PRC PW Software CNY	Dec. 31, 2013 PRC PW Software Forecast	Dec. 31, 2012 PRC Shanghai PW Network	Dec. 31, 2011 PRC Shanghai PW Network	Dec. 31, 2013 PRC Shanghai PW Network Forecast	Dec. 31, 2012 PRC PW Digital Software	Dec. 31, 2014 PRC PW Digital Software Forecast	Dec. 31, 2013 PRC PW Digital Software Forecast	Dec. 31, 2012 PRC PW Digital	Dec. 31, 2014 PRC PW Digital Forecast	Dec. 31, 2013 PRC PW Digital Forecast	Dec. 31, 2012 PRC Other major China-based subsidiaries and VIEs	Dec. 31, 2012 Malaysia PW Malaysia MYR	Dec. 31, 2012 Malaysia Perfect Play	Dec. 31, 2012 Cayman Islands
Income tax disclosures
Number of other cities and provinces covered in expansion of the Pilot Program	8
Value added tax rate on revenues generated from oversea licensing, software development and relevant technology consulting services (as a percent)																					6.00%
Consumption tax rate (as a percent)													5.00%
Business tax rate on revenues generated from online game (as a percent)																						5.00%
Withholding tax to be imposed upon payments of dividends to shareholders																																														0.00%
Corporate income tax rate		25.00%	25.00%	25.00%				15.00%	35.00%	16.50%	17.00%	25.00%				25.00%	25.00%	25.00%	25.00%	25.00%																							25.00%		25.00%
Corporate income tax																																												20,000
Exempt taxable income, maximum amount (in new taiwan dollars)											120,000
Corporate income tax rate first bracket (as a percent)												20.00%
Maximum taxable income subject to lower income tax rate												200,000
Effective income tax rate		17.50%	14.20%	9.70%										40.70%	40.70%
Reduction in effective income tax rate																								50.00%	50.00%	50.00%			50.00%	50.00%	50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Preferential tax rate																							15.00%	12.50%	12.50%	12.50%	15.00%		15.00%	15.00%	15.00%		15.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%
Transition period for unified income tax rate																5 years
Period of preferential tax rate for entity which established before March 1, 2007																5 years
Withholding tax on undistributed dividends
Withholding tax rate on undistributed dividends																10.00%	10.00%	10.00%	10.00%	10.00%
Withholding tax rate on undistributed dividends under tax treaty arrangement																5.00%	5.00%	5.00%	5.00%	5.00%												5.00%
Withholding tax accrued on undistributed earnings as of balance sheet date																19,645,562	76,380,924															26,000,000
Withholding tax accrued on undistributed earnings during the period					0																							19,744,931
Withholding tax on license fees and royalties outside PRC						0.00%	20.00%
Withholding income tax expense (in chinese yuan)		9,888,633	20,321,733	26,380,188

Taxation (Details 2) (CNY)	27 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 Overseas Entities	Dec. 31, 2011 Overseas Entities	Dec. 31, 2010 Overseas Entities	Dec. 31, 2012 PRC Entities	Dec. 31, 2011 PRC Entities	Dec. 31, 2010 PRC Entities
Components of income taxes, Overseas Entities
Current income tax expense		21,940,668	8,905,442	23,177,519
Deferred income tax (credit) / expense		(4,623,738)	(12,408,199)	(6,335,583)
Foreign witholding tax expense overseas entities		5,520,677	11,297,575	14,055,414
PRC withholding tax on undistributed earnings	0	19,645,562	76,380,924
Income tax expense		42,483,169	84,175,742	30,897,350
Components of income taxes, PRC Entities
Current income tax expense					95,772,411	68,669,388	38,222,762
Deferred income tax (credit) / expense					(26,504,171)	(164,833)	7,551,446
Foreign withholding tax, PRC entities					4,367,956	9,024,158	12,324,774
Income tax expense					73,636,196	77,528,713	58,098,982

Taxation (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Rate Reconciliation
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax incentive and holiday	(15.90%)	(16.00%)	(17.90%)
Effect of tax-exempt entities	0.30%	0.40%	0.10%
Change in valuation allowance	6.50%	1.30%	2.50%
Effect of the overseas withholding taxes	1.50%	1.80%	2.90%
Effect of the PRC withholding tax on undistributed earnings	3.00%	6.70%	0.00%
Effect of permanent difference	(1.00%)	(0.90%)	(2.10%)
Others	(1.90%)	(4.10%)	(0.80%)
Effective income tax rate	17.50%	14.20%	9.70%

Taxation (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effects of the tax incentive and holidays
Effect of tax incentive and holiday	105,263,201	182,757,137	164,043,428
Basic net earnings per ordinary share effect (in chinese yuan per share)	0.44	0.75	0.66

Taxation (Details 5) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Foreign withholding tax	802,603	1,242,505
Net operating loss carryforwards	122,629,225	75,807,559
Current reserves and accruals	33,060,825	9,257,387
Depreciation and amortization	1,528,100	4,684,389
R&D credit	19,609,277	15,626,769
Others	25,555,355	38,689,870
Total deferred tax assets	203,185,385	145,308,479
Less: Valuation allowance	(86,793,131)	(51,217,697)	(34,355,314)
Total deferred tax assets net off valuation allowance	116,392,254	94,090,782
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	60,112,309	96,017,995
Intangible assets arisen from business combination	33,182,557	39,851,028
Others	7,178,898	10,795,393
Total deferred tax liabilities	100,473,764	146,664,416
Net deferred tax (liabilities) / assets	15,918,490	(52,573,634)

Taxation (Details 6) (United States, CNY)	Dec. 31, 2012
Federal
Carryforward disclosures
Operating loss carryforward	149,659,561
Federal | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	16,832,447
State
Carryforward disclosures
Operating loss carryforward	147,092,360
State | Research and Development Credit
Carryforward disclosures
Tax credit carryforward	18,195,724

Taxation (Details 7) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Movement of valuation allowance
Balance at beginning of the year	51,217,697	34,355,314
Current year addition	45,108,417	19,768,409
Current year reversal	(9,532,983)	(2,906,026)
Balance at end of the year	86,793,131	51,217,697

Taxation (Details 8) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Uncertain tax positions
Balance at the beginning of the period	10,517,130
Tax positions related to current year: Additions	798,075	1,481,443
Tax positions related to prior year: Additions	878,919	9,297,799
Foreign currency translation adjustment	(32,602)	(262,112)
Balance at the end of the period	12,161,522	10,517,130

Employee benefits (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee benefits
Total amounts charged for employee benefits	140,611,985	118,050,608	86,753,359

Net earnings per share (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Income from continuing operations, net of tax	$ 86,780,339	540,650,188	983,672,251	827,869,318
Income from discontinued operations, net of tax			314,164	12,831,455
Net income attributable to the Company's shareholders	$ 86,780,339	540,650,188	983,986,415	840,700,773
Denominator:
Weighted-average number of ordinary shares outstanding, basic (in shares)	239,119,233	239,119,233	243,765,093	250,232,543
Effect of dilutive share options (in shares)	3,376,427	3,376,427	11,615,234	14,585,833
Weighted-average number of ordinary shares outstanding, diluted (in shares)	242,495,660	242,495,660	255,380,327	264,818,376
Net earnings per share, basic
Continuing operations (in dollars per share)	$ 0.36	2.26	4.04	3.31
Discontinued operations (in dollars per share)			0	0.05
Total earnings per share, basic (in dollars per share)	$ 0.36	2.26	4.04	3.36
Net earnings per share, diluted
Continuing operations (in dollars per share)	$ 0.36	2.23	3.85	3.12
Discontinued operations (in dollars per share)			0	0.05
Total earnings per share, diluted (in dollars per share)	$ 0.36	2.23	3.85	3.17

Net earnings per share (Details 2) (Options to purchase ordinary shares)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options to purchase ordinary shares
Anti-dilutive securities disclosures
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,602,359	11,553,019	7,385,903

Segment Information (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 International CNY	Dec. 31, 2011 International CNY	Dec. 31, 2010 International CNY
Segment Information
Number of principal operating segments	2	2
Segment Information
Revenues	$ 444,709,724	2,770,586,055	2,983,436,657	2,383,640,539	2,093,057,299	2,369,810,789	1,962,904,778	677,528,756	613,625,868	420,735,761
Segment cost and operating expenses		(2,187,661,971)	(1,855,413,587)	(1,408,460,552)	(1,526,935,021)	(1,382,409,050)	(1,098,951,451)	(660,726,950)	(473,004,537)	(309,509,101)
Segment operating profit		582,924,084	1,128,023,070	975,179,987	566,122,278	987,401,739	863,953,327	16,801,806	140,621,331	111,226,660
Share-based compensation cost		(71,144,592)	(104,736,527)	(96,785,403)
Total other income	24,330,853	151,583,641	118,518,084	35,739,651
Income before tax	$ 106,477,125	663,363,133	1,141,804,627	914,134,235

Segment Information (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domestic CNY	Dec. 31, 2011 Domestic CNY	Dec. 31, 2010 Domestic CNY	Dec. 31, 2012 North America CNY	Dec. 31, 2011 North America CNY	Dec. 31, 2010 North America CNY	Dec. 31, 2012 Other international regions CNY	Dec. 31, 2011 Other international regions CNY	Dec. 31, 2010 Other international regions CNY
Revenues by geographic areas
Total revenues	$ 444,709,724	2,770,586,055	2,983,436,657	2,383,640,539	1,925,177,127	2,123,070,915	1,750,315,088	445,908,814	372,860,848	266,168,245	399,500,114	487,504,894	367,157,206

Dividend (Details)	0 Months Ended	12 Months Ended
	Apr. 13, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Mar. 14, 2012 Class A USD ($)	Mar. 14, 2012 Class B USD ($)	Mar. 14, 2012 ADS USD ($)
Dividend
Dividend declared (in dollars per share)				$ 0.4	$ 0.4	$ 2
Number of Class B ordinary shares represented by each ADS						5
Dividends distributed	607,623,579	$ 97,530,309	607,623,579

Related party transactions (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 Ye Net CNY	Dec. 31, 2012 PW Pictures CNY	Dec. 31, 2011 PW Pictures CNY	Dec. 31, 2010 PW Pictures CNY	Dec. 31, 2012 Zhizhu Network CNY	Dec. 31, 2011 Zhizhu Network CNY	Dec. 31, 2010 Zhizhu Network CNY	Dec. 31, 2011 Unknown Worlds CNY
Related party transactions
Cash collection on behalf of YeNet				1,073,284
Equity method investment	32,102,213	200,000,000	10,803,330				16,885,051			27,000,000
Loan										2,500,000	7,561,080
Marketing services								925,000	2,242,500	1,422,500
Proceeds on disposal			9,934,500			360,000,000
Office rental income					680,970	138,074

Related party transactions (Details 2) (CNY)	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Due from related parties	7,542,600	7,601,080
Due to related parties	150,000	155,000
Zhizhu Network
Related party transactions
Due from related parties		40,000
Due to related parties		155,000
Unknown Worlds
Related party transactions
Due from related parties	7,542,600	7,561,080
PW Pictures
Related party transactions
Due to related parties	150,000

Commitments and contingencies (Details) (CNY)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Office rental	Dec. 31, 2012 Co-location & Server Rental	Dec. 31, 2012 Leasehold improvements & Building renovation	Dec. 31, 2013 Investment in a venture capital fund	Dec. 31, 2011 Investment in a venture capital fund item	Dec. 31, 2012 Investment in a venture capital fund	Dec. 31, 2012 Other Purchase Obligation
Contractual commitments
2013	189,972,944			61,169,556	40,803,902	12,573,486				75,426,000
2014	58,202,652			58,202,652
2015	51,172,719			51,172,719
2016	34,166,950			34,166,950
2017	34,999,357			34,999,357
Thereafter	41,015,392			41,015,392
Contractual commitments	409,530,014			280,726,626	40,803,902	12,573,486				75,426,000
Rental expenses	158,841,427	142,073,341	112,619,877
Maximum contribution to the venture capital fund								643,500,000
Period for contribution to the venture capital fund								9 years
The number of general partners, who manage the venture capital fund								1
Amount contributed to the venture capital fund									200,000,000
Remaining committed capital to be contributed over the investment term									443,500,000
Increase in committed capital							396,000,000

Commitments and contingencies (Details 2) (PW USA, Parallel Networks, LLC v. Perfect World Entertainment, Inc.)	0 Months Ended
Feb. 01, 2013 item
PW USA | Parallel Networks, LLC v. Perfect World Entertainment, Inc.
Contingencies
Loss Contingency Number of Other Entities Sued by Plaintiff	10
Number of Patents infringed	2

Restricted net assets (Details) (China, CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
China
Country disclosures
Annual appropriations to the statutory general reserve fund of net after-tax income, prior to payment of dividends (as a percent)	10.00%
The statutory general reserve's fund maximum percentage of the registered capital to allow annual appropriation	50.00%
Amount of restricted net assets for subsidiaries and VIEs	811
Restricted percent of net assets of subsidiaries and VIEs	20.20%

Subsequent Events (Details)	12 Months Ended						1 Months Ended	12 Months Ended				0 Months Ended									1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 14, 2012 Class A ordinary share USD ($)	Mar. 14, 2012 Class B ordinary share USD ($)	Mar. 14, 2012 ADS USD ($)	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2011 Unknown Worlds CNY	Dec. 31, 2012 VC Fund CNY	Dec. 31, 2011 VC Fund	Mar. 10, 2013 Subsequent events USD ($)	Apr. 03, 2013 Subsequent events Bank Loan Due April 3, 2013 USD ($)	Apr. 03, 2013 Subsequent events Bank Loan Due April 3, 2013 CNY	Apr. 08, 2013 Subsequent events Short-term bank loan USD ($)	Apr. 08, 2013 Subsequent events Short-term bank loan CNY	Mar. 10, 2013 Subsequent events Class A ordinary share USD ($)	Mar. 10, 2013 Subsequent events Class B ordinary share USD ($)	Mar. 10, 2013 Subsequent events ADS USD ($)	Feb. 28, 2013 Subsequent events Unknown Worlds	Feb. 01, 2013 Subsequent events Unknown Worlds	Mar. 31, 2013 Subsequent events VC Fund CNY
Subsequent events
Equity interest owned by the Group (as a percent)										99.00%									60.00%	40.00%
Investment	$ 32,102,213	200,000,000	10,803,330				10,803,330	10,803,330	200,000,000
Increase in committed capital																					396,000,000
Investment term										9 years											12 years
Dividends Payable, Amount											22,000,000
Dividend declared (in dollars per share)				$ 0.4	$ 0.4	$ 2										$ 0.09	$ 0.09	$ 0.45
Number of Class B ordinary shares represented by each ADS						5												5
Time deposits pledged to secure bank loan															161,000,000
Short-term bank loan repaid												95,000,000
Bank loan														25,000,000
Variable interest reference rate														3-month LIBOR	3-month LIBOR
Bank loans, interest rate per annum over 3-month LIBOR (as a percent)														1.00%	1.00%
Amount of pledged time deposits released	$ 19,261,328	120,000,000											658,715,750